UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

Semiannual Report ◾ June 30, 2022 TIAA Separate Account VA-1 The semiannual report contains the financial statements (unaudited).

Stock Index Account

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the six months ended June 30, 2022. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of June 30, 2022.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2022 Semiannual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.

4     2022 Semiannual Report  ◾  TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022–June 30, 2022).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1  ◾  2022 Semiannual Report     5

Important information about expenses

Expense example

Six months ended June 30, 2022

Stock Index Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period* (1/1/22–6/30/22)
Actual return	$1,000.00	$786.85	$3.32
5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000®Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

6      2022 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Performance for the six months ended June 30, 2022

The Stock Index Account returned -21.31% for the period, compared with the -21.10% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2022, the Account returned -14.40% versus -13.87% for the index.

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.

The broad U.S. stock market, as measured by the Russell 3000 Index, returned -21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Nearly all benchmark sectors declined

Ten of the eleven industry sectors in the Russell 3000 Index posted losses for the six months. Consumer discretionary (down 33.3%) was the worst performer amid a shift in household spending away from goods and toward in-person services. Next in line were communication services (down 30.6%) and information technology (down 28.5%)—the index’s largest sector and also the biggest detractor from its return. Together, these three sectors represented more than 45.0% of the index’s total market capitalization on June 30, 2022. Energy (up 30.7%) was the only sector to advance, benefiting from high oil prices. The next-best performers were the defensive utilities (down 1.1%) and consumer staples (down 6.1%) sectors.

For the six-month period, none of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. The stocks with the steepest declines were Amazon.com, which reported tepid revenue growth as online shopping slowed, and Tesla, which was hurt by its CEO’s plans to buy Twitter. Next came Alphabet (the parent company of Google), followed by Microsoft and Apple.

TIAA Separate Account VA-1  ◾  2021 Semiannual Report     7

Stock Index Account

Performance as of June 30, 2022

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/94	–21.31%	–14.40%	9.81%	11.77%
Russell 3000® Index	—	–21.10	–13.87	10.60	12.57

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Information technology	25.2
Health care	14.7
Financials	11.4
Consumer discretionary	10.5
Industrials	8.8
Communication services	8.0
Consumer staples	6.3
Energy	4.4
Real estate	3.6
Utilities	3.0
Materials	2.9
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

8      2022 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	64.9
More than $15 billion–$50 billion	18.8
More than $2 billion–$15 billion	13.7
$2 billion or less	2.6
Total	100.0

TIAA Separate Account VA-1  ◾  2022 Semiannual Report     9

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2022

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
23,839	*	Tesla, Inc	$16,054	1.5%
		Other	5,515	0.5

			21,569	2.0

BANKS
197,559		Bank of America Corp	6,150	0.6
82,117		JPMorgan Chase & Co	9,247	0.9
106,910		Wells Fargo & Co	4,188	0.4
		Other	23,718	2.1

			43,303	4.0

CAPITAL GOODS
41,637		Raytheon Technologies Corp	4,002	0.4
		Other	57,679	5.4

			61,681	5.8

COMMERCIAL & PROFESSIONAL SERVICES			12,527	1.2

CONSUMER DURABLES & APPAREL			12,006	1.1

CONSUMER SERVICES
20,746		McDonald’s Corp	5,122	0.5
		Other	16,741	1.6

			21,863	2.1

DIVERSIFIED FINANCIALS
50,665	*	Berkshire Hathaway, Inc (Class B)	13,833	1.3
		Other	40,389	3.8

			54,222	5.1

ENERGY
55,284		Chevron Corp	8,004	0.8
118,671		Exxon Mobil Corp	10,163	1.0
		Other	28,637	2.6

			46,804	4.4

FOOD & STAPLES RETAILING
12,430		Costco Wholesale Corp	5,957	0.6
40,522		Walmart, Inc	4,927	0.5
		Other	4,313	0.3

			15,197	1.4

FOOD, BEVERAGE & TOBACCO
109,720		Coca-Cola Co	6,902	0.7
38,819		PepsiCo, Inc	6,470	0.6
43,732		Philip Morris International, Inc	4,318	0.4
		Other	18,354	1.7

			36,044	3.4

10	2022 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2022

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
48,162		Abbott Laboratories	$5,233	0.5%
26,281		UnitedHealth Group, Inc	13,499	1.3
		Other	45,708	4.2

			64,440	6.0

HOUSEHOLD & PERSONAL PRODUCTS
67,098		Procter & Gamble Co	9,648	0.9
		Other	6,850	0.6

			16,498	1.5

INSURANCE			24,896	2.3

MATERIALS
14,130		Linde plc	4,063	0.4
		Other	26,464	2.5

			30,527	2.9

MEDIA & ENTERTAINMENT
8,451	*	Alphabet, Inc (Class A)	18,417	1.7
7,718	*	Alphabet, Inc (Class C)	16,883	1.6
125,090		Comcast Corp (Class A)	4,908	0.5
64,457	*	Meta Platforms, Inc	10,394	1.0
51,235	*	Walt Disney Co	4,837	0.5
		Other	16,494	1.4

			71,933	6.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
49,786		AbbVie, Inc	7,625	0.7
59,757		Bristol-Myers Squibb Co	4,601	0.5
18,217		Danaher Corp	4,618	0.5
23,704		Eli Lilly & Co	7,686	0.7
73,960		Johnson & Johnson	13,129	1.2
71,169		Merck & Co, Inc	6,488	0.6
158,974		Pfizer, Inc	8,335	0.8
11,020		Thermo Fisher Scientific, Inc	5,987	0.6
		Other	34,599	3.1

			93,068	8.7

REAL ESTATE			38,795	3.6

RETAILING
249,910	*	Amazon.com, Inc	26,543	2.5
29,066		Home Depot, Inc	7,972	0.8
		Other	21,871	2.0

			56,386	5.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
11,225		Broadcom, Inc	5,453	0.5
114,966		Intel Corp	4,301	0.4
67,663		NVIDIA Corp	10,257	1.0
31,492		QUALCOMM, Inc	4,023	0.4
		Other	24,660	2.3

			48,694	4.6

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2022

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
17,803		Accenture plc		$4,943	0.5%
13,265	*	Adobe, Inc		4,856	0.5
24,196		Mastercard, Inc (Class A)		7,633	0.7
210,299		Microsoft Corp		54,011	5.0
27,030	*	salesforce.com, Inc		4,461	0.4
46,257		Visa, Inc (Class A)		9,108	0.9
		Other		58,849	5.4

				143,861	13.4

TECHNOLOGY HARDWARE & EQUIPMENT
429,819	d	Apple, Inc		58,765	5.5
117,384		Cisco Systems, Inc		5,005	0.5
		Other		13,601	1.2

				77,371	7.2

TELECOMMUNICATION SERVICES
202,002		AT&T, Inc		4,234	0.4
118,255		Verizon Communications, Inc		6,001	0.6
		Other		3,281	0.3

				13,516	1.3

TRANSPORTATION				19,674	1.8

UTILITIES
55,332		NextEra Energy, Inc		4,286	0.4
		Other		27,759	2.6

				32,045	3.0

		TOTAL COMMON STOCKS	(Cost $384,650)	1,056,920	98.8

RIGHTS / WARRANTS
ENERGY				3	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0^)	3	0.0

12	2022 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2022

Principal		Issuer	Rate	Maturity Date	Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$12,050,000		Federal Home Loan Bank (FHLB)	0.000%,	07/01/22	$12,050	1.1%

					12,050	1.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,287,984	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540%		5,288	0.5

					5,288	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $17,338)		17,338	1.6

		TOTAL PORTFOLIO	(Cost $401,988)		1,074,261	100.4
		OTHER ASSETS & LIABILITIES, NET			(4,553)	(0.4)

		NET ASSETS			$1,069,708	100.0%

^	Amount represents less than $1,000.
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities on loan is $ 6,207,405. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	56	09/16/22	$10,734	$10,610	$(124)

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	13

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2022

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,074,261
Cash	8
Dividends and interest receivable	883
Other	144

Total assets	1,075,296

LIABILITIES
Investment management fees payable	4
Service agreement fees payable	6
Payable for collateral for securities loaned	5,288
Payable for Fund shares redeemed	10
Payable for variation margin on futures contracts	124
Payable for manager compensation	144
Other	12

Total liabilities	5,588

NET ASSETS
Accumulation Fund	$1,069,708

Accumulation units outstanding	3,637

Accumulation unit value	$294.12

* Portfolio investments, at cost	$401,988
† Includes securities loaned of	$6,207

14	2022 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2022

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$8,547
Income from securities lending, net	49
Interest	13

Total income	8,609

EXPENSES
Administrative services	1,233
Investment advisory	1,850
Mortality and expense risk charges	2,467

Total expenses	5,550
Less: Expense waiver by investment adviser	(925)

Net expenses	4,625

Net investment income (loss)	3,984

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	45,207
Futures contracts	(1,657)

Net realized gain (loss) on total investments	43,550

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(343,189)
Futures contracts	(217)

Net change in unrealized appreciation (depreciation) on total investments	(343,406)

Net realized and unrealized gain (loss) on total investments	(299,856)

Net increase (decrease) in net assets from operations	$(295,872)

* Net of foreign withholding taxes	$3

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	15

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2022	December 31, 2021

	(unaudited)
OPERATIONS
Net investment income (loss)	$3,984	$7,266
Net realized gain (loss) on total investments	43,550	93,250
Net change in unrealized appreciation (depreciation) on total investments	(343,406)	191,448

Net increase (decrease) in net assets from operations	(295,872)	291,964

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,157	16,900
Withdrawals and death benefits	(54,418)	(111,583)

Net increase (decrease) from contractowner transactions	(45,261)	(94,683)

Net increase (decrease) in net assets	(341,133)	197,281

NET ASSETS
Beginning of period	1,410,841	1,213,560

End of period	$1,069,708	$1,410,841

ACCUMULATION UNITS
Units purchased	27	51
Units sold / transferred	(164)	(328)

Outstanding
Beginning of period	3,774	4,051

End of period	3,637	3,774

16	2022 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	17

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/22	#	$2.319	$1.246	$1.073	$(80.743)	$(79.670)	$373.790
12/31/21		4.405	2.549	1.856	72.394	74.250	299.540
12/31/20		4.350	1.873	2.477	47.363	49.840	249.700
12/31/19		4.722	1.684	3.038	54.564	57.602	192.098
12/31/18		4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17		3.613	1.395	2.218	32.114	34.332	169.769

#	Unaudited.
a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

18	2022 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$294.120	(21.31)%[c]	0.90%[d]	0.75%[d]	0.65%[d]	2%[c]	$4	$1,070
373.790	24.79	0.90	0.75	0.55	3	4	1,411
299.540	19.96	0.90	0.75	0.99	3	4	1,214
249.700	29.99	0.90	0.75	1.35	2	4	1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	19

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

20	2022 Semiannual Report ▪ TIAA Separate Account VA-1

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statement of operations, when applicable.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Account’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	21

Notes to financial statements (unaudited)

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. The Account may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Account’s financial statements.

Note 3—valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Account’s major classifications of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued

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continued

based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. These foreign securities are generally classified as Level 2.

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Committee. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Teachers Advisors, LLC (“Advisors”). These securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	23

Notes to financial statements (unaudited)

the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Account’s investments as of June 30, 2022, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Common stocks	$1,056,908	$—	$12	$1,056,920
Rights / warrants	3	—	—	3
Short-term investments	5,288	12,050	—	17,338
Futures contracts*	(124)	—	—	(124)

Total	$1,062,075	$12,050	$12	$1,074,137

*	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the lending agent on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.

As of June 30, 2022, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its

24	2022 Semiannual Report ▪ TIAA Separate Account VA-1

continued

contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2022, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$6,207	$5,288	$1,237	$6,525

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Account have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the period ended June 30, 2022 were as follows (dollar amounts in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$ 21,587	$69,768

Note 5—derivative investments

The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	25

Notes to financial statements (unaudited)

At June 30, 2022, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location	Fair value amount

Equity contracts	Futures contracts	$124

For the period ended June 30, 2022, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$(1,657)	$(217)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin,” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change

26	2022 Semiannual Report ▪ TIAA Separate Account VA-1

continued

in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period ended June 30, 2022 was as follows (dollar amounts are in thousands):

Account	Average notional amount of futures contracts outstanding*

Stock Index	$8,321

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Note 6—Income tax information

VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock Index	$401,864	$716,810	$(44,537)	$672,273

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	27

Notes to financial statements (unaudited)

Note 7—investment adviser and affiliates

Advisors, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2022, these transactions did not materially impact the Account.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2022, there were no inter-fund borrowing or lending transactions.

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concluded

Note 9—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2022, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	29

Approval of investment

management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Committee. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued and extended a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Committee held a virtual meeting via videoconference on March 11, 2022, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below. At the outset of the meeting, the Committee considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related public health protocols imposed for health and safety reasons. The Committee noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Committee’s established process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Managers and

30	2022 Semiannual Report ▪ TIAA Separate Account VA-1

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legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Committee, Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Separate Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by Broadridge.

Among other matters, the Committee also considered information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

Legal counsel for the Managers also requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	31

Approval of investment

management agreement (unaudited)

addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Managers); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. In addition, the Board received information from management on the continued impact of the COVID-19 pandemic and certain geopolitical events on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise’s operations generally and on the Separate Account’s operations and performance.

On March 3, 2022, the Committee held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 11, 2022 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with

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the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 11, 2022 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 11, 2022 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an ongoing process. The Management Committee, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Committee and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 11, 2022, all Committee members voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Board considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	33

Approval of investment

management agreement (unaudited)

the Separate Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA-CREF Funds, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Committee concluded that the nature, extent, and quality of services provided by Advisors to the Separate Account under the Agreement was reasonable.

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2021. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also discussed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

34	2022 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Cost and profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2021. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2021. The Committee concluded that the profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this regard, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	35

Approval of investment

management agreement (unaudited)

of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.

Fee and performance comparisons with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. Based on all factors considered, the Board concluded that the management fee rate charged to the Separate Account was reasonable in relation to those charged by Advisors to its comparable clients.

Other benefits

The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Committee concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

36	2022 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2021. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2021. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2021 under the Agreement.

•

The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is voluntarily waived by Advisors to an annual fee of 0.15% of average daily net assets.

•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for expense comparison purposes, respectively, and were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

For the three-year period, the Separate Account’s adjusted relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by –1 basis point. For reference, one basis point equals 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and conclusions, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	37

Liquidity risk management program (unaudited)

Discussion of the operation and effectiveness of the separate account’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 15, 2022 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.

In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to

38	2022 Semiannual Report ▪ TIAA Separate Account VA-1

adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

TIAA Separate Account VA-1 ▪ 2022 Semiannual Report	39

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How to reach us

TIAA website

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TIAA.org

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Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

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Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 2.0%
2,741	*	Adient plc	$81
3,248	*	American Axle & Manufacturing Holdings, Inc	24
7,734	*	Aptiv plc	689
7,030		BorgWarner, Inc	235
2,224	*,e	Canoo, Inc	4
5,376	*,e	Cenntro Electric Group Ltd	8
4,034		Dana Inc	57
653	*	Dorman Products, Inc	72
2,626	*	Faraday Future Intelligent Electric, Inc	7
4,705	*,e	Fisker, Inc	40
110,046		Ford Motor Co	1,225
1,312	*	Fox Factory Holding Corp	106
40,619	*	General Motors Co	1,290
6,435		Gentex Corp	180
1,006	*	Gentherm, Inc	63
7,162	*	Goodyear Tire & Rubber Co	77
3,952		Harley-Davidson, Inc	125
962	*,e	Holley, Inc	10
767		LCI Industries, Inc	86
1,758		Lear Corp	221
3,298	*	Lordstown Motors Corp	5
14,895	*,e	Lucid Group, Inc	256
6,477	*	Luminar Technologies, Inc	38
1,945	*	Modine Manufacturing Co	20
670	*	Motorcar Parts of America, Inc	9
454		Patrick Industries, Inc	23
7,090	*,e	QuantumScape Corp	61
4,953	*,e	Rivian Automotive, Inc	127
1,333	*	Solid Power, Inc	7
843		Standard Motor Products, Inc	38
1,055	*	Stoneridge, Inc	18
1,943	*	Tenneco, Inc	33
23,839	*	Tesla, Inc	16,054
1,549		Thor Industries, Inc	116
759	*	Visteon Corp	79
1,048	e	Winnebago Industries, Inc	51
3,711	*,e	Workhorse Group, Inc	10
518	*	XPEL, Inc	24

		TOTAL AUTOMOBILES & COMPONENTS	21,569

BANKS - 4.0%
625		1st Source Corp	28
444		Allegiance Bancshares, Inc	17
667		Amerant Bancorp Inc	19
374		American National Bankshares, Inc	13
2,080		Ameris Bancorp	84
450		Arrow Financial Corp	14
4,158		Associated Banc-Corp	76
2,758		Atlantic Union Bankshares Corp	94
2,090	*	Axos Financial, Inc	75
1,598		Banc of California, Inc	28
292		Bancfirst Corp	28
178	e	Bank First Corp	14
197,559		Bank of America Corp	6,150
1,195		Bank of Hawaii Corp	89
468		Bank of Marin Bancorp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

548		Bank of NT Butterfield & Son Ltd	$17
3,528		Bank OZK	132
2,872		BankUnited	102
887		Banner Corp	50
622		Bar Harbor Bankshares	16
1,245		Berkshire Hills Bancorp, Inc	31
383	*	Blue Foundry Bancorp	5
1,053		BOK Financial Corp	80
882	*	Bridgewater Bancshares, Inc	14
231		Brookline Bancorp, Inc	3
313		Business First Bancshares, Inc	7
241		Byline Bancorp, Inc	6
5,850		Cadence BanCorp	137
135		Cambridge Bancorp	11
613		Camden National Corp	27
447		Capital City Bank Group, Inc	12
2,335		Capitol Federal Financial	21
314		Capstar Financial Holdings, Inc	6
550	*	Carter Bankshares, Inc	7
2,040		Cathay General Bancorp	80
654		CBTX, Inc	17
1,125		Central Pacific Financial Corp	24
56,395		Citigroup, Inc	2,594
533		Citizens & Northern Corp	13
14,564		Citizens Financial Group, Inc	520
194		City Holding Co	16
377		Civista Bancshares, Inc	8
498		CNB Financial Corp	12
146	*	Coastal Financial Corp	6
2,723		Columbia Banking System, Inc	78
1,738	*	Columbia Financial, Inc	38
3,602		Comerica, Inc	264
2,961		Commerce Bancshares, Inc	194
1,646		Community Bank System, Inc	104
651		Community Trust Bancorp, Inc	26
1,146		ConnectOne Bancorp, Inc	28
1,466	*	CrossFirst Bankshares, Inc	19
1,650		Cullen/Frost Bankers, Inc	192
919	*	Customers Bancorp, Inc	31
2,723		CVB Financial Corp	68
422		Dime Community Bancshares, Inc	13
1,035		Eagle Bancorp, Inc	49
4,040		East West Bancorp, Inc	262
4,805		Eastern Bankshares, Inc	89
218		Enact Holdings, Inc	5
314		Enterprise Bancorp, Inc	10
828		Enterprise Financial Services Corp	34
402		Equity Bancshares, Inc	12
2,494		Essent Group Ltd	97
218	*	Farmers & Merchants Bancorp, Inc	7
1,013		Farmers National Banc Corp	15
621		FB Financial Corp	24
120		Federal Agricultural Mortgage Corp	12
18,960		Fifth Third Bancorp	637
527		Financial Institutions, Inc	14
6,201		First Bancorp	80
1,088		First Bancorp	38
498		First Bancorp, Inc	15
322		First Bancshares, Inc	9
603		First Bank	8
1,476		First Busey Corp	34
366		First Citizens Bancshares, Inc (Class A)	239
3,678		First Commonwealth Financial Corp	49
680		First Community Bancshares, Inc	20
2,544		First Financial Bancorp	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,390		First Financial Bankshares, Inc	$172
384		First Financial Corp	17
1,098		First Foundation, Inc	22
4,467		First Hawaiian, Inc	101
14,599		First Horizon National Corp	319
228		First Internet Bancorp	8
2,090		First Interstate Bancsystem, Inc	80
1,580		First Merchants Corp	56
380		First Mid-Illinois Bancshares, Inc	14
862		First of Long Island Corp	15
5,111		First Republic Bank	737
1,199		Flagstar Bancorp, Inc	43
1,083		Flushing Financial Corp	23
6,589		FNB Corp	72
2,273		Fulton Financial Corp	33
903		German American Bancorp, Inc	31
3,414		Glacier Bancorp, Inc	162
412		Great Southern Bancorp, Inc	24
302		Guaranty Bancshares, Inc	11
2,028		Hancock Whitney Corp	90
824		Hanmi Financial Corp	18
728		HarborOne Northeast Bancorp, Inc	10
715		HBT Financial, Inc	13
953		Heartland Financial USA, Inc	40
1,355		Heritage Commerce Corp	14
1,150		Heritage Financial Corp	29
2,221		Hilltop Holdings, Inc	59
57		Hingham Institution for Savings	16
238		Home Bancorp, Inc	8
4,557		Home Bancshares, Inc	95
698		HomeStreet, Inc	24
667		HomeTrust Bancshares, Inc	17
2,725		Hope Bancorp, Inc	38
1,209		Horizon Bancorp	21
40,067		Huntington Bancshares, Inc	482
863		Independent Bank Corp	17
1,393		Independent Bank Corp	111
1,089		Independent Bank Group, Inc	74
1,089		International Bancshares Corp	44
82,117		JPMorgan Chase & Co	9,247
1,623		Kearny Financial Corp	18
25,606		Keycorp	441
1,629		Lakeland Bancorp, Inc	24
499		Lakeland Financial Corp	33
833		Live Oak Bancshares, Inc	28
5,017		M&T Bank Corp	800
1,072		Macatawa Bank Corp	9
640		Mercantile Bank Corp	20
859		Merchants Bancorp	19
1,035		Meta Financial Group, Inc	40
229	*	Metropolitan Bank Holding Corp	16
7,150		MGIC Investment Corp	90
196		Mid Penn Bancorp, Inc	5
582		Midland States Bancorp, Inc	14
406		MidWestOne Financial Group, Inc	12
1,916	*	Mr Cooper Group, Inc	70
180		MVB Financial Corp	6
984		National Bank Holdings Corp	38
521		NBT Bancorp, Inc	20
11,817		New York Community Bancorp, Inc	108
394	*	Nicolet Bankshares, Inc	29
2,265	*	NMI Holdings, Inc	38
1,643		Northfield Bancorp, Inc	21
2,083		Northwest Bancshares, Inc	27
1,583		OceanFirst Financial Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,902		OFG Bancorp	$48
5,465		Old National Bancorp	81
1,237		Old Second Bancorp, Inc	17
568		Origin Bancorp, Inc	22
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	65
3,679		PacWest Bancorp	98
529		Park National Corp	64
696		PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	19
750		PennyMac Financial Services, Inc	33
868		Peoples Bancorp, Inc	23
333		Peoples Financial Services Corp	19
2,403		Pinnacle Financial Partners, Inc	174
11,703		PNC Financial Services Group, Inc	1,846
2,126		Popular, Inc	164
510		Preferred Bank	35
446		Premier Financial Corp	11
454		Primis Financial Corp	6
2,597		Prosperity Bancshares, Inc	177
339		Provident Bancorp Inc	5
1,243		Provident Financial Services, Inc	28
472		QCR Holdings, Inc	25
4,226		Radian Group, Inc	83
475		RBB Bancorp	10
192		Red River Bancshares Inc	10
28,074		Regions Financial Corp	526
1,629		Renasant Corp	47
364		Republic Bancorp, Inc (Class A)	18
1,873	*,e	Republic First Bancorp, Inc	7
3,914		Rocket Cos, Inc	29
166		S&T Bancorp, Inc	5
1,200		Sandy Spring Bancorp, Inc	47
1,542		Seacoast Banking Corp of Florida	51
1,315		ServisFirst Bancshares, Inc	104
370		Sierra Bancorp	8
1,749		Signature Bank	313
881	*	Silvergate Capital Corp	47
2,996		Simmons First National Corp (Class A)	64
275		SmartFinancial, Inc	7
2,353		South State Corp	182
228	*	Southern First Bancshares, Inc	10
231		Southern Missouri Bancorp, Inc	10
1,068		Southside Bancshares, Inc	40
922		Stock Yards Bancorp, Inc	55
394		Summit Financial Group, Inc	11
1,668	*	SVB Financial Group	659
4,436		Synovus Financial Corp	160
1,428	*	Texas Capital Bancshares, Inc	75
2,205		TFS Financial Corp	30
1,514	*	The Bancorp, Inc	30
131		Tompkins Financial Corp	9
1,266		Towne Bank	34
422		Trico Bancshares	19
657	*	Triumph Bancorp, Inc	41
38,615		Truist Financial Corp	1,832
671		TrustCo Bank Corp NY	21
2,619		Trustmark Corp	76
1,468		UMB Financial Corp	126
6,954		Umpqua Holdings Corp	117
3,991		United Bankshares, Inc	140
2,960		United Community Banks, Inc	89
1,012		Univest Financial Corp	26
37,690		US Bancorp	1,735
2,181	e	UWM Holdings Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,879		Valley National Bancorp	$103
1,101		Veritex Holdings, Inc	32
771		Walker & Dunlop, Inc	74
1,239		Washington Federal, Inc	37
581		Washington Trust Bancorp, Inc	28
1,032		Waterstone Financial, Inc	18
5,310		Webster Financial Corp	224
106,910		Wells Fargo & Co	4,188
720		WesBanco, Inc	23
597		West Bancorporation, Inc	15
1,024		Westamerica Bancorporation	57
3,061		Western Alliance Bancorp	216
1,577		Wintrust Financial Corp	126
2,294		WSFS Financial Corp	92
4,615		Zions Bancorporation	235

		TOTAL BANKS	43,303

CAPITAL GOODS - 5.8%
16,031		3M Co	2,075
3,495		A.O. Smith Corp	191
1,275		Aaon, Inc	70
981	*	AAR Corp	41
928		Acuity Brands, Inc	143
1,712		Advanced Drainage Systems, Inc	154
3,710		Aecom Technology Corp	242
2,263	*	Aerojet Rocketdyne Holdings, Inc	92
721	*	Aerovironment, Inc	59
1,773		AGCO Corp	175
3,064		Air Lease Corp	102
374		Alamo Group, Inc	44
1,111		Albany International Corp (Class A)	88
2,509		Allegion plc	246
307		Allied Motion Technologies, Inc	7
2,241		Allison Transmission Holdings, Inc	86
2,097		Altra Industrial Motion Corp	74
909	*	Ameresco, Inc	41
568	*	American Woodmark Corp	26
6,437		Ametek, Inc	707
5,093	*	API Group Corp	76
449		Apogee Enterprises, Inc	18
1,237		Applied Industrial Technologies, Inc	119
3,399	*	Archer Aviation, Inc	10
1,220		Arcosa, Inc	57
555		Argan, Inc	21
1,331		Armstrong World Industries, Inc	100
4,146	*	Array Technologies, Inc	46
823		Astec Industries, Inc	34
3,983	*	Astra Space, Inc	5
810	*	Astronics Corp	8
931	*	Atkore International Group, Inc	77
1,836	*	Axon Enterprise, Inc	171
2,980	*	AZEK Co, Inc	50
922		AZZ, Inc	38
1,516	*	Babcock & Wilcox Enterprises, Inc	9
1,344		Barnes Group, Inc	42
1,298	*	Beacon Roofing Supply, Inc	67
1,095	*,e	Blink Charging Co	18
4,522	*,e	Bloom Energy Corp	75
278	*	Blue Bird Corp	3
224	*	BlueLinx Holdings, Inc	15
15,478	*	Boeing Co	2,116
1,276		Boise Cascade Co	76
534	e	Brookfield Business Corp	12
5,019	*	Builders FirstSource, Inc	270

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,196		BWX Technologies, Inc	$121
383		Cadre Holdings, Inc	8
883		Caesarstone Sdot-Yam Ltd	8
1,417		Carlisle Cos, Inc	338
23,813		Carrier Global Corp	849
14,922		Caterpillar, Inc	2,667
6,313	*,e	ChargePoint Holdings, Inc	86
1,052	*	Chart Industries, Inc	176
647	*	CIRCOR International, Inc	11
840		Columbus McKinnon Corp	24
929		Comfort Systems USA, Inc	77
714	*	Construction Partners Inc	15
1,391	*	Core & Main, Inc	31
475	*	Cornerstone Building Brands, Inc	12
1,416		Crane Holdings Co	124
302		CSW Industrials, Inc	31
3,896		Cummins, Inc	754
965		Curtiss-Wright Corp	127
1,008	*,e	Custom Truck One Source, Inc	6
2,190	*,e	Decarbonization Plus Acquisition Corp	6
7,930		Deere & Co	2,375
8,259	*,e	Desktop Metal, Inc	18
3,888		Donaldson Co, Inc	187
932		Douglas Dynamics, Inc	27
3,894		Dover Corp	472
290	*	Ducommun, Inc	12
567	*	DXP Enterprises, Inc	17
884	*	Dycom Industries, Inc	82
11,247		Eaton Corp	1,417
1,559		EMCOR Group, Inc	161
16,647		Emerson Electric Co	1,324
591		Encore Wire Corp	61
1,368	*	Energy Recovery, Inc	27
585	*,e	Energy Vault Holdings, Inc	6
2,301		Enerpac Tool Group Corp	44
1,385		EnerSys	82
2,981	*	Enovix Corp	27
479		EnPro Industries, Inc	39
1,154		Esab Corp	50
605		ESCO Technologies, Inc	41
2,241	*	ESS Tech, Inc	6
3,291	*	Evoqua Water Technologies Corp	107
16,053		Fastenal Co	801
2,079		Federal Signal Corp	74
3,453		Flowserve Corp	99
786	*,e	Fluence Energy, Inc	7
4,273	*	Fluor Corp	104
9,576		Fortive Corp	521
3,497		Fortune Brands Home & Security, Inc	209
1,207		Franklin Electric Co, Inc	88
1,160	*	FTC Solar, Inc	4
12,516	*,e	FuelCell Energy, Inc	47
1,874	*	Gates Industrial Corp plc	20
863		GATX Corp	81
1,779	*	Generac Holdings, Inc	375
6,869		General Dynamics Corp	1,520
31,045		General Electric Co	1,977
1,066	*	Gibraltar Industries, Inc	41
461		Global Industrial Co	16
922	*	GMS, Inc	41
678		Gorman-Rupp Co	19
4,812		Graco, Inc	286
5,120		GrafTech International Ltd	36
945		Granite Construction, Inc	28
2,253	*	Great Lakes Dredge & Dock Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

718		Greenbrier Cos, Inc	$26
1,120		Griffon Corp	31
1,293		H&E Equipment Services, Inc	37
1,521	*,e	Hayward Holdings, Inc	22
1,082		HEICO Corp	142
2,279		HEICO Corp (Class A)	240
922		Helios Technologies, Inc	61
787		Herc Holdings, Inc	71
2,664		Hexcel Corp	139
1,992		Hillenbrand, Inc	82
3,242	*	Hillman Solutions Corp	28
19,053		Honeywell International, Inc	3,312
10,453		Howmet Aerospace, Inc	329
1,400		Hubbell, Inc	250
1,076	*	Hudson Technologies, Inc	8
1,040		Huntington Ingalls	227
1,014	*	Hydrofarm Holdings Group, Inc	4
3,375	*,e	Hyliion Holdings Corp	11
404		Hyster-Yale Materials Handling, Inc	13
2,293		IDEX Corp	416
298	*	IES Holdings, Inc	9
8,660		Illinois Tool Works, Inc	1,578
574	*,e	Infrastructure and Energy Alternatives, Inc	5
10,828		Ingersoll Rand, Inc	456
716		Insteel Industries, Inc	24
2,617		ITT, Inc	176
1,876	*	Janus International Group, Inc	17
2,384	*	JELD-WEN Holding, Inc	35
972		John Bean Technologies Corp	107
19,597		Johnson Controls International plc	938
242		Kadant, Inc	44
1,040		Kaman Corp	32
2,961		Kennametal, Inc	69
3,783	*	Kratos Defense & Security Solutions, Inc	53
5,483		L3Harris Technologies, Inc	1,325
246	*	Lawson Products, Inc	13
906		Lennox International, Inc	187
1,331		Lincoln Electric Holdings, Inc	164
408		Lindsay Corp	54
6,710		Lockheed Martin Corp	2,885
800		Luxfer Holdings plc	12
1,198	*	Manitowoc Co, Inc	13
2,660	*	Markforged Holding Corp	5
6,458		Masco Corp	327
798	*	Masonite International Corp	61
1,650	*	Mastec, Inc	118
2,076		Maxar Technologies, Inc	54
687		McGrath RentCorp	52
5,356		MDU Resources Group, Inc	145
1,473	*	Mercury Systems, Inc	95
1,925	*	Meritor, Inc	70
4,622	*	Microvast Holdings, Inc	10
1,405	*	Middleby Corp	176
446		Miller Industries, Inc	10
441		Moog, Inc (Class A)	35
2,142	*	MRC Global, Inc	21
950		MSC Industrial Direct Co (Class A)	71
1,274		Mueller Industries, Inc	68
4,045		Mueller Water Products, Inc (Class A)	47
639	*	MYR Group, Inc	56
206		National Presto Industries, Inc	14
8,104	*,e	Nikola Corp	39
1,561		Nordson Corp	316
4,200		Northrop Grumman Corp	2,010
371	*	Northwest Pipe Co	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,443	*	NOW, Inc	$34
291	*	NV5 Global Inc	34
4,516		nVent Electric plc	141
117		Omega Flex, Inc	13
2,055		Oshkosh Corp	169
11,713		Otis Worldwide Corp	828
2,755		Owens Corning, Inc	205
9,543		PACCAR, Inc	786
766		Park Aerospace Corp	10
3,695		Parker-Hannifin Corp	909
502	*	Parsons Corp	20
4,695		Pentair plc	215
1,847	*	PGT Innovations, Inc	31
15,097	*,e	Plug Power, Inc	250
416		Powell Industries, Inc	10
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	32
5,964	*	Proterra, Inc	28
784	*	Proto Labs, Inc	37
905		Quanex Building Products Corp	21
4,219		Quanta Services, Inc	529
41,637		Raytheon Technologies Corp	4,002
823	*	RBC Bearings, Inc	152
1,884		Regal-Beloit Corp	214
4,524	*	Resideo Technologies, Inc	88
432		REV Group, Inc	5
6,127	*	Rocket Lab USA, Inc	23
3,263		Rockwell Automation, Inc	650
878		Rush Enterprises, Inc (Class A)	42
385		Rush Enterprises, Inc (Class B)	19
1,976	*	Sarcos Technology and Robotics Corp	5
4,273		Sensata Technologies Holding plc	177
3,098	*	Shoals Technologies Group, Inc	51
1,169		Shyft Group, Inc	22
1,204		Simpson Manufacturing Co, Inc	121
1,315	*	SiteOne Landscape Supply, Inc	156
1,513		Snap-On, Inc	298
3,290		Spirit Aerosystems Holdings, Inc (Class A)	96
1,497	*	SPX Corp	79
472		Standex International Corp	40
4,204		Stanley Black & Decker, Inc	441
4,021	*	Stem, Inc	29
1,004	*	Sterling Construction Co, Inc	22
5,997	*	Sunrun, Inc	140
647		Tennant Co	38
1,919		Terex Corp	53
1,109		Textainer Group Holdings Ltd	30
5,699		Textron, Inc	348
853	*	Thermon Group Holdings	12
2,010		Timken Co	107
1,266	*	Titan International, Inc	19
491	*	Titan Machinery, Inc	11
2,967		Toro Co	225
927	*	TPI Composites, Inc	12
6,555		Trane Technologies plc	851
100	*	Transcat Inc	6
1,508	*	TransDigm Group, Inc	809
3,483	*	Trex Co, Inc	190
2,047		Trinity Industries, Inc	50
1,772		Triton International Ltd	93
1,451	*	Triumph Group, Inc	19
1,399	*	Tutor Perini Corp	12
1,736		UFP Industries, Inc	118
2,077	*	United Rentals, Inc	505
5,141	*	Univar Solutions Inc	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

582		Valmont Industries, Inc	$131
455	*	Vectrus, Inc	15
419	*	Veritiv Corp	45
8,077		Vertiv Holdings Co	66
649	*	Vicor Corp	36
3,837	*,e	View, Inc	6
6,356	*,e	Virgin Galactic Holdings, Inc	38
1,330		W.W. Grainger, Inc	604
1,281		Wabash National Corp	17
901		Watsco, Inc	215
645		Watts Water Technologies, Inc (Class A)	79
2,343	*	Welbilt, Inc	56
1,330	*	WESCO International, Inc	142
5,055		Westinghouse Air Brake Technologies Corp	415
5,681	*	WillScot Mobile Mini Holdings Corp	184
1,753		Woodward Inc	162
5,446		Xylem, Inc	426
3,642		Zurn Water Solutions Corp	99

		TOTAL CAPITAL GOODS	61,681

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	94
3,257		ACCO Brands Corp	21
2,888	*	ACV Auctions, Inc	19
8,912	*	Alight, Inc	60
452		Aris Water Solution, Inc	8
1,481	*	ASGN Inc	134
274		Barrett Business Services, Inc	20
3,702		Booz Allen Hamilton Holding Co	334
1,283		Brady Corp (Class A)	61
511	*	BrightView Holdings, Inc	6
1,108		Brink’s Co	67
678	*	CACI International, Inc (Class A)	191
1,375	*	Casella Waste Systems, Inc (Class A)	100
1,147	*	CBIZ, Inc	46
600	*	Cimpress plc	23
2,403		Cintas Corp	898
13,091	*	Clarivate Analytics plc	181
1,537	*	Clean Harbors, Inc	135
5,924	*	Copart, Inc	644
3,089	*	CoreCivic, Inc	34
11,242	*	CoStar Group, Inc	679
260		CRA International, Inc	23
1,062		Deluxe Corp	23
1,159	*	Driven Brands Holdings, Inc	32
6,346	*	Dun & Bradstreet Holdings, Inc	95
1,051		Ennis, Inc	21
3,487		Equifax, Inc	637
1,599		Exponent, Inc	146
972	*	First Advantage Corp	12
381	*	Forrester Research, Inc	18
419	*	Franklin Covey Co	19
1,004	*	FTI Consulting, Inc	182
3,108	*,e	Geo Group, Inc	21
2,590	*	Harsco Corp	18
2,398		Healthcare Services Group	42
711		Heidrick & Struggles International, Inc	23
555	*	Heritage-Crystal Clean, Inc	15
2,407		Herman Miller, Inc	63
392	*	HireRight Holdings Corp	6
1,526		HNI Corp	53
669	*	Huron Consulting Group, Inc	43
3,942	*	IAA, Inc	129
637		ICF International, Inc	61
975		Insperity, Inc	97
1,293		Interface, Inc	16
3,496		Jacobs Engineering Group, Inc	444
3,912	*	KAR Auction Services, Inc	58
4,068		KBR, Inc	197

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,192		Kelly Services, Inc (Class A)	$24
681		Kforce, Inc	42
1,392		Kimball International, Inc (Class B)	11
1,748		Korn/Ferry International	101
2,559	*,e	Legalzoom.com, Inc	28
3,966		Leidos Holdings, Inc	399
3,403	*	Li-Cycle Holdings Corp	23
1,551		Manpower, Inc	118
924		Mantech International Corp (Class A)	88
271		Matthews International Corp (Class A)	8
640	*	Montrose Environmental Group, Inc	22
877		MSA Safety, Inc	106
10,382		Nielsen NV	241
563		NL Industries, Inc	6
5,559		Pitney Bowes, Inc	20
3,913	*	Planet Labs PBC	17
5,732		Republic Services, Inc	750
1,107		Resources Connection, Inc	23
3,044		Robert Half International, Inc	228
6,805		Rollins, Inc	238
1,668		Science Applications International Corp	155
672	*	SP Plus Corp	21
3,221	*	Spire Global, Inc	4
3,128		Steelcase, Inc (Class A)	34
2,380	*	Stericycle, Inc	104
422	*,e	Sterling Check Corp	7
1,567		Tetra Tech, Inc	214
5,435		TransUnion	435
839	*	TriNet Group, Inc	65
720	*	TrueBlue, Inc	13
503		Unifirst Corp	87
3,454	*	Upwork, Inc	71
4,290		Verisk Analytics, Inc	743
679	*	Viad Corp	19
340		VSE Corp	13
11,712		Waste Management, Inc	1,792
279	*	Willdan Group, Inc	8

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,527

CONSUMER DURABLES & APPAREL - 1.1%
821		Acushnet Holdings Corp	34
2,624	*	Allbirds, Inc	10
1,837	*,e	AMMO, Inc	7
1,140	*	Beazer Homes USA, Inc	14
1,841		Brunswick Corp	120
3,596	*	Callaway Golf Co	73
4,178	*	Capri Holdings Ltd	171
1,022		Carter’s, Inc	72
237	*	Cavco Industries, Inc	46
917		Century Communities, Inc	41
729		Clarus Corp	14
905		Columbia Sportswear Co	65
1,521	*	Crocs, Inc	74
743	*	Deckers Outdoor Corp	190
8,880		DR Horton, Inc	588
1,525	*,e	Ermenegildo Zegna Holditalia S.p.A	16
958		Ethan Allen Interiors, Inc	19
1,713	*	Fossil Group, Inc	9
4,285		Garmin Ltd	421
1,295	*	G-III Apparel Group Ltd	26
4,066	*	GoPro, Inc	23
992	*	Green Brick Partners, Inc	19
8,742		Hanesbrands, Inc	90
3,755		Hasbro, Inc	308
712	*	Helen of Troy Ltd	116
148	*	Hovnanian Enterprises, Inc	6
608		Installed Building Products, Inc	51
883	*	iRobot Corp	32
232		Johnson Outdoors, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,486		KB Home	$71
1,320		Kontoor Brands, Inc	44
412	*	Latham Group, Inc	3
935		La-Z-Boy, Inc	22
4,140		Leggett & Platt, Inc	143
7,854		Lennar Corp (Class A)	554
349		Lennar Corp (Class B)	21
624	*	LGI Homes, Inc	54
362		Lifetime Brands, Inc	4
336	*	Lovesac Co	9
3,076	*	Lululemon Athletica, Inc	839
69	*	M/I Homes, Inc	3
688	*	Malibu Boats, Inc	36
441		Marine Products Corp	4
673	*	MasterCraft Boat Holdings, Inc	14
8,884	*	Mattel, Inc	198
1,166		MDC Holdings, Inc	38
1,066	*	Meritage Homes Corp	77
1,499	*	Mohawk Industries, Inc	186
638		Movado Group, Inc	20
10,479		Newell Brands Inc	200
34,456		Nike, Inc (Class B)	3,521
84	*	NVR, Inc	336
569		Oxford Industries, Inc	51
8,335	*	Peloton Interactive, Inc	77
533	*,e	PLBY Group, Inc	3
1,625		Polaris Inc	161
6,384		Pulte Homes, Inc	253
1,386	*,e	Purple Innovation, Inc	4
2,029		PVH Corp	115
1,401		Ralph Lauren Corp	126
110		Rocky Brands, Inc	4
4,193	*	Skechers U.S.A., Inc (Class A)	149
1,408	*	Skyline Champion Corp	67
1,649		Smith & Wesson Brands, Inc	22
3,687	*	Sonos, Inc	67
2,695		Steven Madden Ltd	87
311		Sturm Ruger & Co, Inc	20
295		Superior Uniform Group, Inc	5
7,672		Tapestry, Inc	234
2,049	*	Taylor Morrison Home Corp	48
5,156		Tempur Sealy International, Inc	110
2,789		Toll Brothers, Inc	124
918	*	TopBuild Corp	153
1,338	*	TRI Pointe Homes, Inc	23
1,520	*	Tupperware Brands Corp	10
5,744	*	Under Armour, Inc (Class A)	48
5,391	*	Under Armour, Inc (Class C)	41
700	*	Unifi, Inc	10
428	*	Universal Electronics, Inc	11
9,697		VF Corp	428
4,902	*,e	Vinco Ventures, Inc	7
1,707	*	Vista Outdoor, Inc	48
1,629	*	Vizio Holding Corp	11
1,740	*,e	Vuzix Corp	12
1,611		Whirlpool Corp	250
2,662		Wolverine World Wide, Inc	54
2,480	*	YETI Holdings, Inc	107

		TOTAL CONSUMER DURABLES & APPAREL	12,006

CONSUMER SERVICES - 2.1%
1,998	*	2U, Inc	21
1,229	*	Accel Entertainment, Inc	13
4,141		ADT, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,340	*	Adtalem Global Education, Inc	$48
10,535	*	Airbnb, Inc	938
675	*	American Public Education, Inc	11
6,092		ARAMARK Holdings Corp	187
925	*	Bally’s Corp	18
3,453	*	Beachbody Co, Inc	4
39	*	Biglari Holdings, Inc (B Shares)	5
817	*	BJ’s Restaurants, Inc	18
2,832		Bloomin’ Brands, Inc	47
476		Bluegreen Vacations Holding Corp	12
1,137	*	Booking Holdings, Inc	1,989
590	*	Bowlero Corp	6
2,347		Boyd Gaming Corp	117
1,598	*	Bright Horizons Family Solutions	135
1,545	*	Brinker International, Inc	34
5,983	*	Caesars Entertainment, Inc	229
25,476	*,e	Carnival Corp	220
318		Carriage Services, Inc	13
761	*	Century Casinos, Inc	5
1,085		Cheesecake Factory	29
3,631	*	Chegg, Inc	68
795	*	Chipotle Mexican Grill, Inc (Class A)	1,039
891		Choice Hotels International, Inc	99
1,073		Churchill Downs, Inc	206
427	*	Chuy’s Holdings, Inc	9
2,931	*	Coursera, Inc	42
711		Cracker Barrel Old Country Store, Inc	59
3,625		Darden Restaurants, Inc	410
1,228	*	Dave & Buster’s Entertainment, Inc	40
1,296	*	Denny’s Corp	11
458		Dine Brands Global Inc.	30
1,040		Domino’s Pizza, Inc	405
10,917	*	DraftKings, Inc	127
651	*	Duolingo, Inc	57
809	*	El Pollo Loco Holdings, Inc	8
455		European Wax Center, Inc	8
2,472	*	Everi Holdings, Inc	40
4,188	*	Expedia Group, Inc	397
2,305	*	frontdoor, Inc	56
870	*	Full House Resorts, Inc	5
412	*	Golden Entertainment, Inc	16
115		Graham Holdings Co	65
951	*	Grand Canyon Education, Inc	90
4,434		H&R Block, Inc	157
2,683	*	Hilton Grand Vacations, Inc	96
7,574		Hilton Worldwide Holdings, Inc	844
1,223	*	Hyatt Hotels Corp	90
494	*	Inspired Entertainment, Inc	4
2,584		International Game Technology plc	48
410		Jack in the Box, Inc	23
2,068		Krispy Kreme, Inc	28
9,535	*	Las Vegas Sands Corp	320
3,222		Laureate Education, Inc	37
989	*	Life Time Group Holdings, Inc	13
608	*	Lindblad Expeditions Holdings, Inc	5
7,666		Marriott International, Inc (Class A)	1,043
1,302		Marriott Vacations Worldwide Corp	151
20,746		McDonald’s Corp	5,122
10,569		MGM Resorts International	306
1,527	*	Mister Car Wash, Inc	17
388	*	Monarch Casino & Resort, Inc	23
149	*	NEOGAMES S.A.	2
400	*	Noodles & Co	2
11,836	*,e	Norwegian Cruise Line Holdings Ltd	132
465	*	ONE Group Hospitality, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,416	*	OneSpaWorld Holdings Ltd	$10
1,035		Papa John’s International, Inc	86
4,478	*	Penn National Gaming, Inc	136
2,656	*	Perdoceo Education Corp	31
2,512	*	Planet Fitness, Inc	171
417	*,e	Portillo’s, Inc	7
728	*	PowerSchool Holdings, Inc	9
330		RCI Hospitality Holdings, Inc	16
1,677		Red Rock Resorts, Inc	56
2,290	*	Rover Group, Inc	9
6,549	*	Royal Caribbean Cruises Ltd	229
1,353	*	Rush Street Interactive, Inc	6
1,174		Ruth’s Hospitality Group Inc	19
2,866	*	Scientific Games Corp (Class A)	135
1,376	*	SeaWorld Entertainment, Inc	61
4,385		Service Corp International	303
1,083	*	Shake Shack, Inc	43
2,486	*	Six Flags Entertainment Corp	54
32,260		Starbucks Corp	2,464
673		Strategic Education, Inc	48
1,321	*	Stride, Inc	54
3,205	*	Terminix Global Holdings, Inc	130
2,056		Texas Roadhouse, Inc (Class A)	151
1,969		Travel & Leisure Co	76
1,856	*	Udemy, Inc	19
1,170		Vail Resorts, Inc	255
2,671	*	Vivint Smart Home, Inc	9
4,018		Wendy’s	76
930		Wingstop, Inc	70
1,421	*	WW International Inc	9
2,646		Wyndham Hotels & Resorts, Inc	174
3,157	*	Wynn Resorts Ltd	180
371	*	Xponential Fitness, Inc	5
7,800		Yum! Brands, Inc	885

		TOTAL CONSUMER SERVICES	21,863

DIVERSIFIED FINANCIALS - 5.1%
1,181		Affiliated Managers Group, Inc	138
13,354		AGNC Investment Corp	148
315		Alerus Financial Corp	7
9,574		Ally Financial, Inc	321
406		A-Mark Precious Metals, Inc	13
16,931		American Express Co	2,347
3,046		Ameriprise Financial, Inc	724
41,368		Annaly Capital Management, Inc	244
3,041		Apollo Commercial Real Estate Finance, Inc	32
12,781		Apollo Global Management, Inc	620
3,729		Arbor Realty Trust, Inc	49
1,014		Ares Commercial Real Estate Corp	12
4,393		Ares Management Corp	250
2,063	e	ARMOUR Residential REIT, Inc	15
1,731		Artisan Partners Asset Management, Inc	62
802	*	Assetmark Financial Holdings, Inc	15
269		Associated Capital Group, Inc	10
603		B. Riley Financial, Inc	25
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	17
20,568		Bank of New York Mellon Corp	858
50,665	*	Berkshire Hathaway, Inc (Class B)	13,833
8,951		BGC Partners, Inc (Class A)	30
4,198		BlackRock, Inc	2,557
4,265	e	Blackstone Mortgage Trust, Inc	118
19,630		Blackstone, Inc	1,791
1,242	*	Blucora, Inc	23
11,576		Blue Owl Capital, Inc	116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,604		Brightsphere Investment Group, Inc	$29
3,033		BrightSpire Capital, Inc	23
4,897		Broadmark Realty Capital, Inc	33
2,523	*	Cannae Holdings, Inc	49
11,166		Capital One Financial Corp	1,163
5,682		Carlyle Group, Inc	180
2,995		CBOE Global Markets, Inc	339
42,908		Charles Schwab Corp	2,711
5,843	e	Chimera Investment Corp	52
2,359		Claros Mortgage Trust, Inc	39
10,103		CME Group, Inc	2,068
853		Cohen & Steers, Inc	54
4,422	*	Coinbase Global, Inc	208
1,463		Compass Diversified Trust	31
906		Cowen Group, Inc	21
199	*,e	Credit Acceptance Corp	94
490	*	Cryptyde, Inc	1
334		Curo Group Holdings Corp	2
118		Diamond Hill Investment Group, Inc	20
7,899		Discover Financial Services	747
1,075	*	Donnelley Financial Solutions, Inc	31
620		Dynex Capital, Inc	10
1,030	e	Ellington Financial Inc	15
553	*,e	Encore Capital Group, Inc	32
1,226	*	Enova International, Inc	35
10,475		Equitable Holdings, Inc	273
1,195		Evercore Inc	112
1,988	*	Ezcorp, Inc (Class A)	15
1,075		Factset Research Systems, Inc	413
2,841		Federated Investors, Inc (Class B)	90
1,192		FirstCash Holdings, Inc	83
1,366	*	Focus Financial Partners, Inc	47
2,037		Franklin BSP Realty Trust, Inc	27
8,239		Franklin Resources, Inc	192
181		GAMCO Investors, Inc (Class A)	4
559	e	GCM Grosvenor, Inc	4
9,382		Goldman Sachs Group, Inc	2,787
1,667		Granite Point Mortgage Trust, Inc	16
1,775	*	Green Dot Corp	45
904		Hamilton Lane, Inc	61
2,171	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	82
1,371		Houlihan Lokey, Inc	108
2,433		Interactive Brokers Group, Inc (Class A)	134
15,547		Intercontinental Exchange Group, Inc	1,462
10,471		Invesco Ltd	169
645	e	Invesco Mortgage Capital, Inc	9
926		Jackson Financial, Inc	25
4,371		Janus Henderson Group plc	103
6,446		Jefferies Financial Group, Inc	178
15,916		KKR & Co, Inc	737
933		KKR Real Estate Finance Trust, Inc	16
2,645		Ladder Capital Corp	28
3,360		Lazard Ltd (Class A)	109
2,865	*	LendingClub Corp	33
334	*	LendingTree, Inc	15
2,200		LPL Financial Holdings, Inc	406
1,069		MarketAxess Holdings, Inc	274
2,348		MFA Financial, Inc	25
1,603		Moelis & Co	63
3,839	*	Moneylion, Inc	5
4,492		Moody’s Corp	1,222
35,993		Morgan Stanley	2,738
671		Morningstar, Inc	162
2,209		MSCI, Inc (Class A)	910
3,091		Nasdaq Inc	471

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,318		Navient Corp	$18
249		Nelnet, Inc (Class A)	21
11,204		New Residential Investment Corp	104
9,097		New York Mortgage Trust, Inc	25
5,699		Northern Trust Corp	550
2,990		OneMain Holdings, Inc	112
3,011	*	Open Lending Corp	31
563	*	Oportun Financial Corp	5
448		Oppenheimer Holdings, Inc	15
3,258	e	Orchid Island Capital, Inc	9
2,603		PennyMac Mortgage Investment Trust	36
745		Perella Weinberg Partners	4
553		Piper Jaffray Cos	63
727		PJT Partners, Inc	51
1,565	*	PRA Group, Inc	57
1,741	*	PROG Holdings, Inc	29
527		Pzena Investment Management, Inc (Class A)	3
5,437		Raymond James Financial, Inc	486
1,249		Ready Capital Corp	15
2,761		Redwood Trust, Inc	21
383		Regional Management Corp	14
15,885	*	Robinhood Markets, Inc	131
9,492		S&P Global, Inc	3,199
551		Sculptor Capital Management, Inc	5
2,653		SEI Investments Co	143
7,973		SLM Corp	127
22,427	*	SoFi Technologies, Inc	118
7,310		Starwood Property Trust, Inc	153
10,415		State Street Corp	642
1,257		StepStone Group, Inc	33
2,962		Stifel Financial Corp	166
601	*	StoneX Group, Inc	47
14,473		Synchrony Financial	400
6,251		T Rowe Price Group, Inc	710
1,884		TPG RE Finance Trust, Inc	17
2,955		Tradeweb Markets, Inc	202
8,413		Two Harbors Investment Corp	42
2,095	*,e	Upstart Holdings, Inc	66
2,593		Virtu Financial, Inc	61
255		Virtus Investment Partners, Inc	44
3,207		Voya Financial, Inc	191
4,611		WisdomTree Investments, Inc	23
160	*	World Acceptance Corp	18

		TOTAL DIVERSIFIED FINANCIALS	54,222

ENERGY - 4.4%
684	*,e	Aemetis, Inc	3
1,963	*	Alto Ingredients, Inc	7
394	e	Altus Midstream Co	13
1,272	*	Amplify Energy Corp	8
9,807		Antero Midstream Corp	89
8,344	*	Antero Resources Corp	256
9,623		APA Corp	336
402		Arch Resources, Inc	58
1,476	*	Archaea Energy, Inc	23
3,123		Archrock, Inc	26
831	*	Ardmore Shipping Corp	6
25,822		Baker Hughes Co	745
1,669		Berry Petroleum Co LLC	13
1,978		Bonanza Creek Energy, Inc	103
3,778	*,e	Borr Drilling Ltd	17
1,547		Brigham Minerals, Inc	38
510	*	Bristow Group, Inc	12
22,755		Cabot Oil & Gas Corp	587

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,403		Cactus, Inc	$57
2,283		California Resources Corp	88
1,322	*	Callon Petroleum Co	52
5,026	*	Centennial Resource Development, Inc	30
230	*	Centrus Energy Corp	6
4,389		ChampionX Corp	87
7,073		Cheniere Energy, Inc	941
3,524	e	Chesapeake Energy Corp	286
55,284		Chevron Corp	8,004
4,074	*	Clean Energy Fuels Corp	18
5,835	*	CNX Resources Corp	96
2,351	*	Comstock Resources Inc	28
36,505		ConocoPhillips	3,279
493	*	CONSOL Energy, Inc	24
637		Continental Resources, Inc	42
681	e	Crescent Energy, Inc	9
875		CVR Energy, Inc	29
1,947	*	Delek US Holdings, Inc	50
1,483	*	Denbury, Inc	89
18,831		Devon Energy Corp	1,038
3,794		DHT Holdings, Inc	23
3,680	*	Diamond Offshore Drilling, Inc	22
4,977		Diamondback Energy, Inc	603
535	*	DMC Global, Inc	10
1,083		Dorian LPG Ltd	16
1,195	*	Dril-Quip, Inc	31
2,913		DT Midstream, Inc	143
1,219	*,e	Earthstone Energy, Inc	17
4,018	*,e	Energy Fuels, Inc	20
800		Enviva, Inc	46
16,456		EOG Resources, Inc	1,817
10,320		EQT Corp	355
12,086		Equitrans Midstream Corp	77
428	*	Excelerate Energy, Inc	9
118,671		Exxon Mobil Corp	10,163
691	e	FLEX LNG Ltd	19
1,917	*	Frank’s International NV	22
3,756	*,e	Frontline Ltd	33
5,829	*,e	Gevo, Inc	14
2,739	*	Golar LNG Ltd	62
1,490	*	Green Plains Inc	40
278	*	Gulfport Energy Operating Corp	22
25,715		Halliburton Co	806
5,378	*	Helix Energy Solutions Group, Inc	17
2,774		Helmerich & Payne, Inc	119
7,937		Hess Corp	841
4,114		HF Sinclair Corp	186
1,167		International Seaways, Inc	25
56,038		Kinder Morgan, Inc	939
12,210	*	Kosmos Energy Ltd	76
458	*	Laredo Petroleum, Inc	32
4,108	*	Liberty Oilfield Services, Inc	52
4,177		Magnolia Oil & Gas Corp	88
20,533		Marathon Oil Corp	462
15,566		Marathon Petroleum Corp	1,280
3,253		Matador Resources Co	152
3,745		Murphy Oil Corp	113
238	*	Nabors Industries Ltd	32
639	*	National Energy Services Reunited Corp	4
1,311	e	New Fortress Energy, Inc	52
3,366	*	Newpark Resources, Inc	10
4,954	*	NexTier Oilfield Solutions, Inc	47
920	*	Noble Corp	23
3,925		Nordic American Tankers Ltd	8
1,684		Northern Oil and Gas, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,664		NOV, Inc	$180
553		Oasis Petroleum, Inc	67
22,739		Occidental Petroleum Corp	1,339
2,352	*	Oceaneering International, Inc	25
2,073	*	Oil States International, Inc	11
12,709		ONEOK, Inc	705
7,438		Ovintiv, Inc	329
1,291	*	Par Pacific Holdings, Inc	20
5,742		Patterson-UTI Energy, Inc	91
2,663	*	PBF Energy, Inc	77
2,772		PDC Energy, Inc	171
3,255	*	Peabody Energy Corp	69
544	*	Penn Virginia Corp	18
13,451		Phillips 66	1,103
6,753		Pioneer Natural Resources Co	1,506
2,609	*	ProPetro Holding Corp	26
7,142	*	Range Resources Corp	177
234	*	Rex American Resources Corp	20
257		Riley Exploration Permian, Inc	6
2,001	*	Ring Energy, Inc	5
2,256	*	RPC, Inc	16
792	*	SandRidge Energy, Inc	12
40,309		Schlumberger Ltd	1,441
1,622		Scorpio Tankers, Inc	56
1,587	*	Select Energy Services, Inc	11
2,365		SFL Corp Ltd	22
258	*	SilverBow Resources, Inc	7
259		Sitio Royalties Corp	6
3,447		SM Energy Co	118
886		Solaris Oilfield Infrastructure, Inc	10
31,038	*	Southwestern Energy Co	194
1,668	*	Talos Energy, Inc	26
6,202		Targa Resources Investments, Inc	370
560	*	Teekay Tankers Ltd	10
14,573	*	Tellurian, Inc	43
3,440	*	Tetra Technologies, Inc	14
166		Texas Pacific Land Corp	247
1,174	*	Tidewater, Inc	25
7,605	*,e	Uranium Energy Corp	23
3,976	*,e	Ur-Energy, Inc	4
2,427	*	US Silica Holdings, Inc	28
1,428		Vaalco Energy, Inc	10
1,772	*	Valaris Ltd	75
11,644		Valero Energy Corp	1,238
1,548	*,e	Vertex Energy, Inc	16
3,587	*	W&T Offshore, Inc	16
1,948	*	Weatherford International Ltd	41
1,095		Whiting Petroleum Corp	74
35,419		Williams Cos, Inc	1,105
1,789		World Fuel Services Corp	37

		TOTAL ENERGY	46,804

FOOD & STAPLES RETAILING - 1.4%
4,646		Albertsons Cos, Inc	124
1,108		Andersons, Inc	37
3,948	*	BJ’s Wholesale Club Holdings, Inc	246
959		Casey’s General Stores, Inc	177
776	*	Chefs’ Warehouse Holdings, Inc	30
12,430		Costco Wholesale Corp	5,957
2,474	*	Grocery Outlet Holding Corp	105
1,600	*	HF Foods Group Inc	8
555		Ingles Markets, Inc (Class A)	48
18,797		Kroger Co	890
345		Natural Grocers by Vitamin C	6
4,036	*	Performance Food Group Co	186
820		Pricesmart, Inc	59
1,730	*	Rite Aid Corp	12
957		SpartanNash Co	29
3,412	*	Sprouts Farmers Market, Inc	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,197		SYSCO Corp	$1,203
1,636	*	United Natural Foods, Inc	64
6,745	*	US Foods Holding Corp	207
292		Village Super Market (Class A)	7
20,210		Walgreens Boots Alliance, Inc	766
40,522		Walmart, Inc	4,927
313		Weis Markets, Inc	23

		TOTAL FOOD & STAPLES RETAILING	15,197

FOOD, BEVERAGE & TOBACCO - 3.4%
4,487	*,e	22nd Century Group, Inc	10
51,760		Altria Group, Inc	2,162
1,201	*,e	AppHarvest, Inc	4
15,756		Archer-Daniels-Midland Co	1,223
1,674		B&G Foods, Inc (Class A)	40
4,728	*	Benson Hill, Inc	13
1,699	*,e	Beyond Meat, Inc	41
285	*	Boston Beer Co, Inc (Class A)	86
1,291		Brown-Forman Corp (Class A)	87
5,268		Brown-Forman Corp (Class B)	370
3,814		Bunge Ltd	346
583		Calavo Growers, Inc	24
1,263		Cal-Maine Foods, Inc	62
5,433		Campbell Soup Co	261
1,529	*	Celsius Holdings, Inc	100
109,720		Coca-Cola Co	6,902
126		Coca-Cola Consolidated Inc	71
14,123		ConAgra Brands, Inc	484
4,334		Constellation Brands, Inc (Class A)	1,010
4,594	*	Darling International, Inc	275
705	*	Duckhorn Portfolio, Inc	15
5,653		Flowers Foods, Inc	149
1,151		Fresh Del Monte Produce, Inc	34
1,239	*	Freshpet, Inc	64
16,645		General Mills, Inc	1,256
2,641	*	Hain Celestial Group, Inc	63
4,031		Hershey Co	867
7,844		Hormel Foods Corp	371
3,112	*	Hostess Brands, Inc	66
1,875		Ingredion, Inc	165
530		J&J Snack Foods Corp	74
3,132		J.M. Smucker Co	401
368		John B. Sanfilippo & Son, Inc	27
6,867		Kellogg Co	490
23,053		Keurig Dr Pepper, Inc	816
20,047		Kraft Heinz Co	765
3,732		Lamb Weston Holdings, Inc	267
566		Lancaster Colony Corp	73
1,056	*	Landec Corp	10
6,957		McCormick & Co, Inc	579
476		MGP Ingredients, Inc	48
684	*	Mission Produce, Inc	10
5,174		Molson Coors Brewing Co (Class B)	282
38,753		Mondelez International, Inc	2,406
10,175	*	Monster Beverage Corp	943
118		National Beverage Corp	6
38,819		PepsiCo, Inc	6,470
43,732		Philip Morris International, Inc	4,318
1,486	*	Pilgrim’s Pride Corp	46
1,785	*	Post Holdings, Inc	147
4,873		Primo Water Corp	65
592		Sanderson Farms, Inc	128
8		Seaboard Corp	31
226	*	Seneca Foods Corp	12
2,221	*	Simply Good Foods Co	84
537	*	Sovos Brands, Inc	8
2,448	*	SunOpta, Inc	19
1,227	*,e	Tattooed Chef, Inc	8
364		Tootsie Roll Industries, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,691	*	TreeHouse Foods, Inc	$71
310		Turning Point Brands, Inc	8
7,894		Tyson Foods, Inc (Class A)	679
627		Universal Corp	38
1,426		Utz Brands, Inc	20
4,010		Vector Group Ltd	42
574	*	Vintage Wine Estates, Inc	4
630	*	Vita Coco Co, Inc	6
689	*	Vital Farms, Inc	6
451	*	Whole Earth Brands, Inc	3

		TOTAL FOOD, BEVERAGE & TOBACCO	36,044

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
4,943	*	1Life Healthcare, Inc	39
48,162		Abbott Laboratories	5,233
1,308	*	Abiomed, Inc	324
2,626	*	Acadia Healthcare Co, Inc	178
1,487	*	Accolade, Inc	11
2,296	*	AdaptHealth Corp	41
409	*	Addus HomeCare Corp	34
462	*	Agiliti, Inc	10
5,106	*	agilon health, Inc	111
2,242	*	Align Technology, Inc	531
2,083	*	Alignment Healthcare, Inc	24
2,755	*	Allscripts Healthcare Solutions, Inc	41
2,458	*	Alphatec Holdings Inc	16
872	*	Amedisys, Inc	92
5,730	*	American Well Corp	25
4,259		AmerisourceBergen Corp	603
1,306	*	AMN Healthcare Services, Inc	143
1,310	*	Angiodynamics, Inc	25
1,046	*,e	Apollo Medical Holdings, Inc	40
1,229	*	AtriCure, Inc	50
40		Atrion Corp	25
1,650	*	Avanos Medical, Inc	45
920	*	Aveanna Healthcare Holdings, Inc	2
1,009	*	AxoGen, Inc	8
1,185	*	Axonics Modulation Technologies, Inc	67
4,117	*	Babylon Holdings Ltd	4
14,132		Baxter International, Inc	908
7,983		Becton Dickinson & Co	1,968
681	*	BioLife Solutions Inc	9
262	*,e	Bioventus, Inc	2
40,114	*	Boston Scientific Corp	1,495
6,211	*	Brookdale Senior Living, Inc	28
4,980	*,e	Butterfly Network, Inc	15
4,274	*	Cano Health, Inc	19
7,197		Cardinal Health, Inc	376
1,207	*	Cardiovascular Systems, Inc	17
1,536	*	CareMax, Inc	6
627	*	Castle Biosciences, Inc	14
16,635	*	Centene Corp	1,408
3,092	*	Certara, Inc	66
4,212	*	Cerus Corp	22
6,191	*	Change Healthcare, Inc	143
365		Chemed Corp	171
8,817		Cigna Corp	2,323
10,784	*	Clover Health Investments Corp	23
3,702	*	Community Health Systems, Inc	14
481	*	Computer Programs & Systems, Inc	15
671		Conmed Corp	64
504	*	Convey Holding Parent, Inc	5
1,318		Cooper Cos, Inc	413
137	*	Corvel Corp	20
3,149	*	Covetrus, Inc	65
1,273	*	Cross Country Healthcare, Inc	27
1,250	*	CryoLife, Inc	24
1,192	*	CryoPort, Inc	37
2,947	*	Cue Health, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

593	*	Cutera, Inc	$22
36,874		CVS Health Corp	3,417
1,730	*	DaVita, Inc	138
792	*,e	Definitive Healthcare Corp	18
6,149		Dentsply Sirona, Inc	220
10,971	*	Dexcom, Inc	818
2,001	*	DocGo, Inc	14
2,649	*,e	Doximity, Inc	92
17,346	*	Edwards Lifesciences Corp	1,649
6,750		Elevance Health, Inc	3,257
1,639	*	Embecta Corp	42
3,069		Encompass Health Corp	172
1,154	*	Enovis Corp	64
1,488		Ensign Group, Inc	109
4,763	*	Envista Holdings Corp	184
2,165	*	Evolent Health, Inc	67
3,412	*	Figs, Inc	31
604	*	Fulgent Genetics, Inc	33
1,276	*	Glaukos Corp	58
2,038	*	Globus Medical, Inc	114
2,679	*	Guardant Health, Inc	108
1,492	*	Haemonetics Corp	97
1,155	*	Hanger Inc	17
6,338		HCA Healthcare, Inc	1,065
1,262	*	Health Catalyst, Inc	18
2,384	*	HealthEquity, Inc	146
1,071	*	HealthStream, Inc	23
3,965	*	Henry Schein, Inc	304
236	*	Heska Corp	22
3,283	*	Hims & Hers Health, Inc	15
6,729	*	Hologic, Inc	466
3,504		Humana, Inc	1,640
588	*	ICU Medical, Inc	97
2,399	*	IDEXX Laboratories, Inc	841
1,298	*	Inari Medical, Inc	88
316	*,e	Innovage Holding Corp	1
672	*	Inogen, Inc	16
734	*	Inspire Medical Systems, Inc	134
1,892	*	Insulet Corp	412
935	*	Integer Holding Corp	66
1,812	*	Integra LifeSciences Holdings Corp	98
10,087	*	Intuitive Surgical, Inc	2,025
5,991	*,e	Invitae Corp	15
878	*	iRhythm Technologies, Inc	95
390	*	Joint Corp	6
2,613		Laboratory Corp of America Holdings	612
1,899	*	Lantheus Holdings, Inc	125
562		LeMaitre Vascular, Inc	26
879	*	LHC Group, Inc	137
1,759	*,e	LifeStance Health Group, Inc	10
1,549	*	LivaNova plc	97
1,396	*	Masimo Corp	182
4,053		McKesson Corp	1,322
1,877	*	MEDNAX, Inc	39
37,592		Medtronic plc	3,374
1,071	*	Meridian Bioscience, Inc	33
1,636	*	Merit Medical Systems, Inc	89
126		Mesa Laboratories, Inc	26
426	*	ModivCare, Inc	36
1,641	*	Molina Healthcare, Inc	459
10,341	*,e	Multiplan Corp	57
1,138	*,e	Nano-X Imaging Ltd	13
212		National Healthcare Corp	15
357		National Research Corp	14
1,257	*	Natus Medical, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,862	*	Neogen Corp	$69
1,074	*	Nevro Corp	47
1,960	*	NextGen Healthcare, Inc	34
3,057	*	Novocure Ltd	212
1,307	*	NuVasive, Inc	64
3,059	*,e	Oak Street Health, Inc	50
1,291	*	Omnicell, Inc	147
13,300	*,e	Opko Health, Inc	34
578	*	OptimizeRx Corp	16
3,932	*	Option Care Health, Inc	109
2,181	*	OraSure Technologies, Inc	6
679	*	Orthofix Medical Inc	16
357	*,e	OrthoPediatrics Corp	15
1,325	*	Outset Medical, Inc	20
2,217		Owens & Minor, Inc	70
1,177	*,e	Paragon 28, Inc	19
1,971		Patterson Cos, Inc	60
942	*	Pennant Group, Inc	12
1,020	*	Penumbra, Inc	127
619	*	PetIQ, Inc	10
1,246	*	Phreesia, Inc	31
3,275		Premier, Inc	117
1,116	*	Privia Health Group, Inc	33
670	*,e	PROCEPT BioRobotics Corp	22
1,851	*	Progyny, Inc	54
3,887	*	Project Roadrunner Parent, Inc	82
711	*,e	Pulmonx Corp	11
3,391		Quest Diagnostics, Inc	451
1,394	*	QuidelOrtho Corp	136
1,510	*	RadNet, Inc	26
3,994		Resmed, Inc	837
558	*	RxSight, Inc	8
1,342	*	Schrodinger, Inc	35
640	*	SeaSpine Holdings Corp	4
3,129		Select Medical Holdings Corp	74
4,050	*	Sema4 Holdings Corp	5
12,510	*,e	Senseonics Holdings, Inc	13
996	*	Shockwave Medical Inc	190
815	*	SI-BONE, Inc	11
775	*,e	Sight Sciences, Inc	7
1,449	*,e	Signify Health, Inc	20
987	*	Silk Road Medical Inc	36
414		Simulations Plus, Inc	20
1,339	*	Staar Surgical Co	95
2,355		STERIS plc	486
9,803		Stryker Corp	1,950
927	*	Surgery Partners, Inc	27
516	*	SurModics, Inc	19
468	*	Tactile Systems Technology, Inc	3
1,948	*	Tandem Diabetes Care, Inc	115
4,752	*	Teladoc, Inc	158
1,270		Teleflex, Inc	312
3,172	*	Tenet Healthcare Corp	167
604	*	Transmedics Group, Inc	19
803	*	Treace Medical Concepts, Inc	12
226	*	UFP Technologies, Inc	18
26,281		UnitedHealth Group, Inc	13,499
1,745		Universal Health Services, Inc (Class B)	176
468		US Physical Therapy, Inc	51
149		Utah Medical Products, Inc	13
1,492	*	Varex Imaging Corp	32
3,998	*	Veeva Systems, Inc	792
1,334	*	Vicarious Surgical, Inc	4
3,908	*	ViewRay, Inc	10
6,047		Zimmer Biomet Holdings, Inc	635

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

635	*	Zimvie, Inc	$10
1,048		Zynex Inc	8

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,440

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,708	*	Beauty Health Co	35
3,638	*	BellRing Brands, Inc	90
400	*	Central Garden & Pet Co	17
1,366	*	Central Garden and Pet Co (Class A)	55
6,646		Church & Dwight Co, Inc	616
3,573		Clorox Co	504
23,071		Colgate-Palmolive Co	1,849
9,161	*	Coty, Inc	73
1,561		Edgewell Personal Care Co	54
1,085	*	elf Beauty, Inc	33
2,086		Energizer Holdings, Inc	59
6,392		Estee Lauder Cos (Class A)	1,628
2,976	*	Herbalife Nutrition Ltd	61
2,022	*	Honest Co, Inc	6
625		Inter Parfums, Inc	46
9,436		Kimberly-Clark Corp	1,275
366		Medifast, Inc	66
537	*	Nature’s Sunshine Products, Inc	6
1,594		Nu Skin Enterprises, Inc (Class A)	69
3,350	*	Olaplex Holdings, Inc	47
67,098		Procter & Gamble Co	9,648
1,260		Reynolds Consumer Products, Inc	34
1,088		Spectrum Brands Holdings, Inc	89
426	*	USANA Health Sciences, Inc	31
1,597	*,e	Veru, Inc	18
443		WD-40 Co	89

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,498

INSURANCE - 2.3%
18,263		Aflac, Inc	1,010
337	*	Alleghany Corp	281
7,669		Allstate Corp	972
1,747	*	AMBAC Financial Group, Inc	20
2,546		American Equity Investment Life Holding Co	93
1,850		American Financial Group, Inc	257
22,623		American International Group, Inc	1,157
751		Amerisafe, Inc	39
5,856		Aon plc	1,579
9,860	*	Arch Capital Group Ltd	449
1,084		Argo Group International Holdings Ltd	40
5,687		Arthur J. Gallagher & Co	927
1,574		Assurant, Inc	272
1,602		Assured Guaranty Ltd	89
2,014		Axis Capital Holdings Ltd	115
7,141	*	Bright Health Group, Inc	13
1,542	*	Brighthouse Financial, Inc	63
6,379		Brown & Brown, Inc	372
1,510	*	BRP Group, Inc	36
11,852		Chubb Ltd	2,330
4,237		Cincinnati Financial Corp	504
864		CNA Financial Corp	39
2,368		Conseco, Inc	43
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	7
1,061		Employers Holdings, Inc	44
333	*	Enstar Group Ltd	71
689		Erie Indemnity Co (Class A)	132
1,169		Everest Re Group Ltd	328
7,302		Fidelity National Financial Inc	270

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,961		First American Financial Corp	$157
14,243	*	Genworth Financial, Inc (Class A)	50
2,420		Globe Life, Inc	236
512		Goosehead Insurance, Inc	23
621	*	Greenlight Capital Re Ltd (Class A)	5
1,148		Hanover Insurance Group, Inc	168
9,134		Hartford Financial Services Group, Inc	598
290	e	HCI Group, Inc	20
8,723	*	Hippo Holdings, Inc	8
1,591		Horace Mann Educators Corp	61
62		Investors Title Co	10
865		James River Group Holdings Ltd	21
1,556		Kemper Corp	75
651		Kinsale Capital Group, Inc	150
1,146	*,e	Lemonade, Inc	21
5,255		Lincoln National Corp	246
5,410		Loews Corp	321
362	*	Markel Corp	468
14,031		Marsh & McLennan Cos, Inc	2,178
2,049	*	MBIA, Inc	25
754		Mercury General Corp	33
19,896		Metlife, Inc	1,249
92		National Western Life Group, Inc	19
394	*	NI Holdings, Inc	6
7,499		Old Republic International Corp	168
3,765	*	Oscar Health, Inc	16
682	*	Palomar Holdings, Inc	44
1,013		Primerica, Inc	121
6,857		Principal Financial Group	458
1,956		ProAssurance Corp	46
16,459		Progressive Corp	1,914
10,424		Prudential Financial, Inc	997
1,995		Reinsurance Group of America, Inc (Class A)	234
1,234		RenaissanceRe Holdings Ltd	193
1,226		RLI Corp	143
4,163	*	Root, Inc	5
2,077	*	Ryan Specialty Group Holdings, Inc	81
192		Safety Insurance Group, Inc	19
1,895		Selective Insurance Group, Inc	165
4,001	*	Selectquote, Inc	10
2,745	*	SiriusPoint Ltd	15
815		Stewart Information Services Corp	41
1,255		Tiptree Inc	13
6,665		Travelers Cos, Inc	1,127
1,119	*	Trupanion, Inc	67
844		United Fire Group Inc	29
1,340		Universal Insurance Holdings, Inc	17
4,932		Unum Group	168
5,570		W.R. Berkley Corp	380
94		White Mountains Insurance Group Ltd	117
3,043		Willis Towers Watson plc	601

		TOTAL INSURANCE	24,896

MATERIALS - 2.9%
675	*	5E Advanced Materials, Inc	8
889		AdvanSix, Inc	30
6,247		Air Products & Chemicals, Inc	1,502
3,285		Albemarle Corp	686
5,296		Alcoa Corp	241
2,428	*	Allegheny Technologies, Inc	55
491		Alpha Metallurgical Resources, Inc	63
41,501		Amcor plc	516
1,143		American Vanguard Corp	26
1,717		Aptargroup, Inc	177

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,870	*	Arconic Corp	$81
716	†	Ardagh Group S.A.	11
4,201		Ardagh Metal Packaging S.A.	26
1,363		Ashland Global Holdings, Inc	140
562	*	Aspen Aerogels, Inc	6
2,337		Avery Dennison Corp	378
2,934		Avient Corp	118
5,815	*	Axalta Coating Systems Ltd	129
794		Balchem Corp	103
8,742		Ball Corp	601
3,811	*	Berry Global Group, Inc	208
1,693		Cabot Corp	108
1,242		Carpenter Technology Corp	35
3,001		Celanese Corp (Series A)	353
1,274	*	Century Aluminum Co	9
5,918		CF Industries Holdings, Inc	507
284		Chase Corp	22
4,211		Chemours Co	135
623	*	Clearwater Paper Corp	21
14,347	*	Cleveland-Cliffs, Inc	221
6,825	*	Coeur Mining, Inc	21
2,958		Commercial Metals Co	98
1,021		Compass Minerals International, Inc	36
3,240	*	Constellium SE	43
19,994		Corteva, Inc	1,082
3,202		Crown Holdings, Inc	295
1,980	*,e	Danimer Scientific, Inc	9
1,798	*	Diversey Holdings Ltd	12
20,317		Dow, Inc	1,049
14,363		DuPont de Nemours, Inc	798
983		Eagle Materials, Inc	108
3,863		Eastman Chemical Co	347
6,992		Ecolab, Inc	1,075
6,085		Element Solutions, Inc	108
2,943	*,†	Ferroglobe plc	0
3,528		FMC Corp	378
40,751		Freeport-McMoRan, Inc (Class B)	1,192
954		FutureFuel Corp	7
1,466	*	GCP Applied Technologies, Inc	46
23,436	*	Ginkgo Bioworks Holdings, Inc	56
1,827		Glatfelter Corp	13
7,879		Graphic Packaging Holding Co	162
985		Greif, Inc (Class A)	61
203		Greif, Inc (Class B)	13
1,761		H.B. Fuller Co	106
754		Hawkins, Inc	27
501		Haynes International, Inc	16
16,414		Hecla Mining Co	64
4,964		Huntsman Corp	141
4,044	*	Hycroft Mining Holding Corp	4
1,288	*	Ingevity Corp	81
872		Innospec, Inc	84
7,178		International Flavors & Fragrances, Inc	855
10,180		International Paper Co	426
362	*	Intrepid Potash, Inc	16
443		Kaiser Aluminum Corp	35
850		Koppers Holdings, Inc	19
893		Kronos Worldwide, Inc	16
14,130		Linde plc	4,063
4,445	*	Livent Corp	101
2,293		Louisiana-Pacific Corp	120
952	*	LSB Industries, Inc	13
7,206		LyondellBasell Industries NV	630
1,753		Martin Marietta Materials, Inc	525
467		Materion Corp	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

838		Minerals Technologies, Inc	$51
10,359		Mosaic Co	489
2,475	*	MP Materials Corp	79
871		Myers Industries, Inc	20
642		Neenah Inc	22
126		NewMarket Corp	38
22,296		Newmont Goldcorp Corp	1,330
8,146	*	Novagold Resources Inc	39
7,664		Nucor Corp	800
5,026	*	O-I Glass, Inc	70
3,486		Olin Corp	161
395		Olympic Steel, Inc	10
2,691	*	Origin Materials, Inc	14
2,087		Orion Engineered Carbons SA	32
2,652		Packaging Corp of America	365
728		Pactiv Evergreen, Inc	7
3,762	*	Perimeter Solutions S.A.	41
464	*	Piedmont Lithium, Inc	17
6,733		PPG Industries, Inc	770
890		PQ Group Holdings, Inc	9
2,909	*,e	PureCycle Technologies, Inc	22
452		Quaker Chemical Corp	68
646		Ramaco Resources, Inc	8
821	*	Ranpak Holdings Corp	6
1,744	*	Rayonier Advanced Materials, Inc	5
1,666		Reliance Steel & Aluminum Co	283
887	*	Resolute Forest Products	11
1,819		Royal Gold, Inc	194
3,517		RPM International, Inc	277
592		Ryerson Holding Corp	13
941		Schnitzer Steel Industries, Inc (Class A)	31
766		Schweitzer-Mauduit International, Inc	19
1,142		Scotts Miracle-Gro Co (Class A)	90
4,411		Sealed Air Corp	255
1,015		Sensient Technologies Corp	82
6,745		Sherwin-Williams Co	1,510
2,434		Silgan Holdings, Inc	101
3,066		Sonoco Products Co	175
2,484		Southern Copper Corp	124
5,527		SSR Mining, Inc	92
5,141		Steel Dynamics, Inc	340
479		Stepan Co	49
3,397	*	Summit Materials, Inc	79
2,524		SunCoke Energy, Inc	17
59		Sylvamo Corp	2
1,535	*	TimkenSteel Corp	29
1,164		Tredegar Corp	12
1,789		Trimas Corp	50
857		Trinseo plc	33
3,174		Tronox Holdings plc	53
66		United States Lime & Minerals, Inc	7
7,249		United States Steel Corp	130
4,362		Valvoline, Inc	126
3,732		Vulcan Materials Co	530
1,235		Warrior Met Coal, Inc	38
886		Westlake Chemical Corp	87
6,940		WestRock Co	276
858		Worthington Industries, Inc	38

		TOTAL MATERIALS	30,527

MEDIA & ENTERTAINMENT - 6.7%
21,874		Activision Blizzard, Inc	1,703
1,783	*	Advantage Solutions, Inc	7
8,451	*	Alphabet, Inc (Class A)	18,417

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,718	*	Alphabet, Inc (Class C)	$16,883
6,143	*	Altice USA, Inc	57
12,774	*,e	AMC Entertainment Holdings, Inc	173
921	*	AMC Networks, Inc	27
353	*	Boston Omaha Corp	7
163		Cable One, Inc	210
941	*	Cardlytics, Inc	21
2,709	*	Cargurus, Inc	58
2,223	*	Cars.com, Inc	21
3,309	*	Charter Communications, Inc	1,550
3,434	*	Cinemark Holdings, Inc	51
10,518	*	Clear Channel	11
125,090		Comcast Corp (Class A)	4,908
46	*	Daily Journal Corp	12
6,813	*	DISH Network Corp (Class A)	122
7,824		Electronic Arts, Inc	952
4,712	*	Entercom Communications Corp	4
2,637		Entravision Communications Corp (Class A)	12
2,165	*	Eventbrite Inc	22
452	*	EverQuote Inc	4
1,941	*	EW Scripps Co (Class A)	24
8,572		Fox Corp (Class A)	276
3,832		Fox Corp (Class B)	114
3,947	*,e	fuboTV, Inc	10
4,050	*	Gannett Co, Inc	12
2,117		Gray Television, Inc	36
2,290	*	IAC	174
3,188	*	iHeartMedia, Inc	25
1,677	*	Imax Corp	28
1,209	*	Integral Ad Science Holding Corp	12
11,025		Interpublic Group of Cos, Inc	303
1,411		John Wiley & Sons, Inc (Class A)	67
428	*,e	Liberty Braves Group (Class A)	11
1,434	*	Liberty Braves Group (Class C)	34
661		Liberty Broadband Corp (Class A)	75
3,561	*	Liberty Broadband Corp (Class C)	412
300	*	Liberty Media Group (Class A)	17
5,333	*	Liberty Media Group (Class C)	338
1,910		Liberty SiriusXM Group (Class A)	69
4,795	*	Liberty SiriusXM Group (Class C)	173
2,000	*	Lions Gate Entertainment Corp (Class A)	19
3,835	*	Lions Gate Entertainment Corp (Class B)	34
4,246	*	Live Nation, Inc	351
627	*	Madison Square Garden Co	95
832	*	Madison Square Garden Entertainment Corp	44
3,683	*	Magnite, Inc	33
736	*,e	Marcus Corp	11
8,083	*	Match Group, Inc	563
584	*	MediaAlpha, Inc	6
64,457	*	Meta Platforms, Inc	10,394
619	*	NerdWallet, Inc	5
12,345	*	Netflix, Inc	2,159
4,377		New York Times Co (Class A)	122
10,391		News Corp (Class A)	162
3,112		News Corp (Class B)	49
1,183		Nexstar Media Group Inc	193
5,954		Omnicom Group, Inc	379
16,442	*	Pinterest, Inc	299
2,020	*	Playstudios, Inc	9
2,676	*	Playtika Holding Corp	35
1,094	*	PubMatic, Inc	17
1,192	*	QuinStreet, Inc	12
12,415	*	ROBLOX Corp	408
3,467	*	Roku, Inc	285
1,096		Scholastic Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

132		Sinclair Broadcast Group, Inc (Class A)	$3
16,700	e	Sirius XM Holdings, Inc	102
8,841	*,e	Skillz, Inc	11
3,941	*	Spotify Technology S.A.	370
1,585	*	Stagwell, Inc	9
4,405	*	Take-Two Interactive Software, Inc	540
708	*	TechTarget, Inc	46
5,789		TEGNA, Inc	121
612	*	Thryv Holdings, Inc	14
2,932	*	TripAdvisor, Inc	52
2,406	*	TrueCar, Inc	6
21,214	*	Twitter, Inc	793
244		ViacomCBS, Inc (Class A)	7
16,396		ViacomCBS, Inc (Class B)	405
3,939	*	Vimeo, Inc	24
51,235	*	Walt Disney Co	4,837
66,296	*	Warner Bros Discovery, Inc	890
1,263	*	WideOpenWest, Inc	23
1,313		World Wrestling Entertainment, Inc (Class A)	82
2,109	*	Yelp, Inc	58
1,245	*	Ziff Davis Inc	93
1,977	*	ZipRecruiter, Inc	29
7,616	*	ZoomInfo Technologies, Inc	253

		TOTAL MEDIA & ENTERTAINMENT	71,933

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
2,501	*	10X Genomics, Inc	113
702	*	2seventy bio, Inc	9
524	*	4D Molecular Therapeutics, Inc	4
382	*	Aadi Bioscience, Inc	5
49,786		AbbVie, Inc	7,625
5,613	*	AbCellera Biologics, Inc	60
1,494	*	Absci Corp	5
3,739	*	Acadia Pharmaceuticals, Inc	53
1,604	*	Aclaris Therapeutics, Inc	22
488	*	Adagio Therapeutics, Inc	2
3,224	*	Adaptive Biotechnologies Corp	26
546	*,e	Adicet Bio, Inc	8
4,828	*	ADMA Biologics, Inc	10
1,175	*	Aerie Pharmaceuticals, Inc	9
3,354	*	Affimed NV	9
5,844	*	Agenus, Inc	11
8,380		Agilent Technologies, Inc	995
1,876	*	Agios Pharmaceuticals, Inc	42
718	*	Akero Therapeutics, Inc	7
332	*	Albireo Pharma, Inc	7
1,504	*	Alector, Inc	15
4,357	*	Alkermes plc	130
2,417	*	Allogene Therapeutics, Inc	28
845	*,e	Allovir, Inc	3
3,356	*	Alnylam Pharmaceuticals, Inc	489
515	*	ALX Oncology Holdings, Inc	4
15,051		Amgen, Inc	3,662
8,241	*	Amicus Therapeutics, Inc	88
2,888	*	Amneal Pharmaceuticals, Inc	9
1,331	*	Amphastar Pharmaceuticals, Inc	46
285	*	Amylyx Pharmaceuticals, Inc	5
679	*	AnaptysBio, Inc	14
1,840	*,e	Anavex Life Sciences Corp	18
292	*	ANI Pharmaceuticals, Inc	9
566	*	Anika Therapeutics, Inc	13
2,514	*	Apellis Pharmaceuticals, Inc	114
2,291	*,e	Arbutus Biopharma Corp	6
625	*,e	Arcturus Therapeutics Holdings, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,321	*	Arcus Biosciences, Inc	$33
782	*	Arcutis Biotherapeutics, Inc	17
3,104	*	Arrowhead Pharmaceuticals Inc	109
1,292	*	Arvinas, Inc	54
2,394	*	Atara Biotherapeutics, Inc	19
1,878	*	Atea Pharmaceuticals, Inc	13
866	*	Athira Pharma, Inc	3
478	*	Aura Biosciences, Inc	7
3,648	*	Aurinia Pharmaceuticals, Inc	37
17,155	*	Avantor, Inc	534
1,798	*	Avid Bioservices, Inc	27
1,307	*,e	Avidity Biosciences, Inc	19
854	*,e	Axsome Therapeutics, Inc	33
1,758	*,e	Beam Therapeutics, Inc	68
1,405	*	Berkeley Lights, Inc	7
5,428	*	BioCryst Pharmaceuticals, Inc	57
4,138	*	Biogen, Inc	844
1,734	*	Biohaven Pharmaceutical Holding Co Ltd	253
5,199	*	BioMarin Pharmaceutical, Inc	431
8,439	*,e	Bionano Genomics, Inc	12
626	*	Bio-Rad Laboratories, Inc (Class A)	310
1,113		Bio-Techne Corp	386
343	*,e	Bioxcel Therapeutics Inc	5
2,108	*	Bluebird Bio, Inc	9
1,758	*	Blueprint Medicines Corp	89
3,248	*	Bridgebio Pharma, Inc	29
59,757		Bristol-Myers Squibb Co	4,601
2,116		Brooks Automation, Inc	153
3,225		Bruker BioSciences Corp	202
970	*	C4 Therapeutics, Inc	7
1,052	*	Cara Therapeutics, Inc	10
1,462	*	CareDx, Inc	31
1,471	*	Caribou Biosciences, Inc	8
1,147	*	Cassava Sciences, Inc	32
4,893	*	Catalent, Inc	525
3,681	*	Catalyst Pharmaceuticals, Inc	26
1,296	*	Celldex Therapeutics, Inc	35
298	*	Century Therapeutics, Inc	2
1,443	*	Cerevel Therapeutics Holdings, Inc	38
1,399	*	Charles River Laboratories International, Inc	299
1,707	*	ChemoCentryx, Inc	42
1,747	*	Chimerix, Inc	4
1,163	*	Chinook Therapeutics, Inc	20
341	*	CinCor Pharma, Inc	6
1,647	*	Codexis, Inc	17
1,061	*,e	Cogent Biosciences, Inc	10
2,173	*	Coherus Biosciences, Inc	16
877	*	Collegium Pharmaceutical, Inc	16
2,558	*	Corcept Therapeutics, Inc	61
1,406	*	Crinetics Pharmaceuticals, Inc	26
2,490	*	CTI BioPharma Corp	15
660	*,e	Cullinan Oncology, Inc	8
3,007	*	Cytek Biosciences, Inc	32
2,182	*	Cytokinetics, Inc	86
18,217		Danaher Corp	4,618
731	*	Day One Biopharmaceuticals, Inc	13
1,209	*	Deciphera Pharmaceuticals, Inc	16
2,697	*	Denali Therapeutics, Inc	79
890	*	Design Therapeutics, Inc	12
755	*	DICE Therapeutics, Inc	12
3,515	*,e	Dynavax Technologies Corp	44
858	*,e	Dyne Therapeutics, Inc	6
323	*	Eagle Pharmaceuticals, Inc	14
262	*	Edgewise Therapeutics, Inc	2
2,042	*,e	Editas Medicine, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

933	*	Eiger BioPharmaceuticals, Inc	$6
12,879	*	Elanco Animal Health, Inc	253
23,704		Eli Lilly & Co	7,686
1,340	*	Emergent Biosolutions, Inc	42
648	*	Enanta Pharmaceuticals, Inc	31
3,632	*	EQRx, Inc	17
2,249	*,e	Erasca, Inc	13
1,721	*,e	Esperion Thereapeutics, Inc	11
702	*	Evolus, Inc	8
5,124	*	Exact Sciences Corp	202
9,139	*	Exelixis, Inc	190
602	*	EyePoint Pharmaceuticals, Inc	5
2,380	*	Fate Therapeutics, Inc	59
2,752	*	FibroGen, Inc	29
505	*	Foghorn Therapeutics, Inc	7
937	*	Forma Therapeutics Holdings, Inc	6
597	*	Fulcrum Therapeutics, Inc	3
1,233	*	Generation Bio Co	8
12,566	*,e	Geron Corp	19
35,305		Gilead Sciences, Inc	2,182
1,912	*	Global Blood Therapeutics, Inc	61
1,575	*	Gossamer Bio, Inc	13
3,934	*	Halozyme Therapeutics, Inc	173
588	*	Harmony Biosciences Holdings, Inc	29
2,785	*,e	Heron Therapeutics, Inc	8
6,213	*	Horizon Therapeutics Plc	496
278	*	Icosavax, Inc	2
950	*	Ideaya Biosciences, Inc	13
229	*	IGM Biosciences, Inc	4
4,413	*	Illumina, Inc	814
699	*	Imago Biosciences, Inc	9
1,987	*,e	ImmunityBio, Inc	7
5,543	*	Immunogen, Inc	25
1,107	*	Immunovant, Inc	4
5,156	*	Incyte Corp	392
813	*	Inhibrx, Inc	9
2,407	*	Innoviva, Inc	36
357	*	Inotiv, Inc	3
6,194	*,e	Inovio Pharmaceuticals, Inc	11
3,278	*	Insmed, Inc	65
1,867	*	Instil Bio, Inc	9
2,093	*	Intellia Therapeutics, Inc	108
836	*,e	Intercept Pharmaceuticals, Inc	12
2,522	*	Intra-Cellular Therapies, Inc	144
4,151	*	Ionis Pharmaceuticals, Inc	154
4,447	*	Iovance Biotherapeutics, Inc	49
5,277	*	IQVIA Holdings, Inc	1,145
4,209	*	Ironwood Pharmaceuticals, Inc	49
572	*	iTeos Therapeutics, Inc	12
2,922	*	IVERIC bio, Inc	28
258	*	Janux Therapeutics, Inc	3
1,671	*	Jazz Pharmaceuticals plc	261
73,960		Johnson & Johnson	13,129
724	*	Jounce Therapeutics, Inc	2
487	*	KalVista Pharmaceuticals Inc	5
694	*	Karuna Therapeutics, Inc	88
2,103	*	Karyopharm Therapeutics, Inc	9
400	*	Keros Therapeutics, Inc	11
1,311	*	Kezar Life Sciences, Inc	11
706	*	Kiniksa Pharmaceuticals Ltd	7
383	*,e	Kinnate Biopharma, Inc	5
988	*	Kodiak Sciences, Inc	8
1,128	*	Kronos Bio, Inc	4
486	*	Krystal Biotech Inc	32
1,654	*	Kura Oncology, Inc	30
969	*	Kymera Therapeutics, Inc	19
1,763	*	Lexicon Pharmaceuticals, Inc	3
484	*	Ligand Pharmaceuticals, Inc (Class B)	43
1,283	*	Liquidia Corp	6
4,069	*,e	Lyell Immunopharma, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,721	*	MacroGenics, Inc	$5
275	*	Madrigal Pharmaceuticals, Inc	20
7,710	*,e	MannKind Corp	29
3,088	*	Maravai LifeSciences Holdings, Inc	88
2,546	*	MaxCyte, Inc	12
805	*	Medpace Holdings, Inc	120
548	*	MeiraGTx Holdings plc	4
71,169		Merck & Co, Inc	6,488
1,994	*	Mersana Therapeutics, Inc	9
625	*	Mettler-Toledo International, Inc	718
3,231	*	MiMedx Group, Inc	11
1,197	*	Mirati Therapeutics, Inc	80
392	*	Mirum Pharmaceuticals, Inc	8
9,504	*	Moderna, Inc	1,358
213	*	Monte Rosa Therapeutics, Inc	2
597	*	Morphic Holding, Inc	13
2,502	*	Myriad Genetics, Inc	45
1,328	*	NanoString Technologies, Inc	17
2,327	*	Natera, Inc	82
5,467	*	Nektar Therapeutics	21
3,250	*	NeoGenomics, Inc	26
2,550	*	Neurocrine Biosciences, Inc	249
761	*	NGM Biopharmaceuticals Inc	10
881	*	Nkarta, Inc	11
2,168	*,e	Novavax, Inc	111
1,379	*	Nurix Therapeutics, Inc	17
214	*,e	Nuvalent, Inc	3
4,458	*	Nuvation Bio, Inc	14
5,511	*,e	Ocugen, Inc	12
2,221	*	Ocular Therapeutix, Inc	9
1,103	*	Organogenesis Holdings Inc	5
6,992		Organon & Co	236
2,475	*,e	Outlook Therapeutics, Inc	3
5,816	*,e	Pacific Biosciences of California, Inc	26
1,343	*	Pacira BioSciences Inc	78
3,578		PerkinElmer, Inc	509
4,000		Perrigo Co plc	162
158,974		Pfizer, Inc	8,335
575	*,e	Phathom Pharmaceuticals, Inc	5
720		Phibro Animal Health Corp	14
754	*,e	PMV Pharmaceuticals, Inc	11
2,006	*	Point Biopharma Global, Inc	14
684	*	Praxis Precision Medicines, Inc	2
2,435	*	Precigen, Inc	3
1,585	*	Prestige Consumer Healthcare, Inc.	93
2,427	*,†	Progenics Pharmaceuticals, Inc	0
792	*	Prometheus Biosciences, Inc	22
1,206	*	Protagonist Therapeutics, Inc	10
1,011	*	Prothena Corp plc	27
1,356	*,e	Provention Bio, Inc	5
2,011	*	PTC Therapeutics, Inc	81
6,175	*	QIAGEN NV	291
914	*	Quanterix Corp	15
2,497	*	Quantum-Si, Inc	6
1,455	*	Radius Health, Inc	15
524	*	RAPT Therapeutics, Inc	10
815	*	Reata Pharmaceuticals, Inc	25
3,244	*	Recursion Pharmaceuticals, Inc	26
2,878	*	Regeneron Pharmaceuticals, Inc	1,701
1,062	*	REGENXBIO, Inc	26
2,088	*	Relay Therapeutics, Inc	35
940	*	Relmada Therapeutics, Inc	18
1,598	*	Repligen Corp	259
699	*	Replimune Group, Inc	12
2,003	*	Revance Therapeutics, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,744	*	REVOLUTION Medicines, Inc	$34
4,657	*	Rigel Pharmaceuticals, Inc	5
1,412	*	Rocket Pharmaceuticals, Inc	19
10,105		Royalty Pharma plc	425
1,665	*	Sage Therapeutics, Inc	54
2,386	*,e	Sana Biotechnology, Inc	15
3,362	*	Sangamo Therapeutics Inc	14
2,419	*	Sarepta Therapeutics, Inc	181
1,626	*	Science 37 Holdings, Inc	3
3,883	*	Seagen, Inc	687
1,126	*	Seer, Inc	10
2,061	*	Seres Therapeutics, Inc	7
386	*	Sierra Oncology, Inc	21
1,913	e	SIGA Technologies, Inc	22
1,521	*,e	Singular Genomics Systems, Inc	6
3,798	*	SomaLogic, Inc	17
11,419	*,e	Sorrento Therapeutics, Inc	23
2,303	*	Sotera Health Co	45
843	*,e	SpringWorks Therapeutics, Inc	21
519	*	Stoke Therapeutics, Inc	7
1,648	*	Supernus Pharmaceuticals, Inc	48
1,211	*	Sutro Biopharma, Inc	6
1,544	*	Syndax Pharmaceuticals, Inc	30
3,059	*	Syneos Health, Inc	219
593	*	Talaris Therapeutics, Inc	3
1,233	*	Tango Therapeutics, Inc	6
197	*	Tarsus Pharmaceuticals, Inc	3
285	*	Tenaya Therapeutics, Inc	2
3,788	*	TG Therapeutics, Inc	16
1,625	*	Theravance Biopharma, Inc	15
11,020		Thermo Fisher Scientific, Inc	5,987
1,469	*	Travere Therapeutics, Inc	36
901	*	Tricida, Inc	9
1,339	*	Turning Point Therapeutics Inc	101
1,447	*	Twist Bioscience Corp	51
1,912	*	Ultragenyx Pharmaceutical, Inc	114
1,281	*	United Therapeutics Corp	302
1,691	*	Vanda Pharmaceuticals, Inc	18
3,587	*,e	Vaxart Inc	13
1,408	*	Vaxcyte, Inc	31
5,494	*	VBI Vaccines, Inc	4
578	*,e	Ventyx Biosciences, Inc	7
374	*	Vera Therapeutics, Inc	5
1,983	*	Veracyte, Inc	39
1,345	*	Vericel Corp	34
7,200	*	Vertex Pharmaceuticals, Inc	2,029
1,017	*,e	Verve Therapeutics, Inc	16
5,433	*,e	VG Acquisition Corp	13
33,920		Viatris, Inc	355
1,798	*	Vir Biotechnology, Inc	46
699	*	Viridian Therapeutics, Inc	8
5,638	*	VistaGen Therapeutics, Inc	5
1,721	*	Waters Corp	570
2,065		West Pharmaceutical Services, Inc	624
1,460	*	Xencor, Inc	40
3,592	*	Xeris Biopharma Holdings, Inc	6
959	*	Y-mAbs Therapeutics, Inc	14
975	*	Zentalis Pharmaceuticals, Inc	27
13,247		Zoetis, Inc	2,277
1,752	*,†	Zogenix, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	93,068

REAL ESTATE - 3.6%
1,964		Acadia Realty Trust	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,757	e	Agree Realty Corp	$127
1,433		Alexander & Baldwin, Inc	26
113		Alexander’s, Inc	25
4,560		Alexandria Real Estate Equities, Inc	661
1,425		American Assets Trust, Inc	42
3,732		American Campus Communities, Inc	241
3,752		American Finance Trust, Inc	27
8,855		American Homes 4 Rent	314
13,097		American Tower Corp	3,347
7,241		Americold Realty Trust	218
4,413		Apartment Income REIT Corp	184
5,144	*	Apartment Investment and Management Co	33
6,471		Apple Hospitality REIT, Inc	95
1,658		Armada Hoffler Properties, Inc	21
1,308	*,e	Ashford Hospitality Trust, Inc	8
4,095		AvalonBay Communities, Inc	795
951		Bluerock Residential Growth REIT, Inc	25
4,442		Boston Properties, Inc	395
1,188		BraeMar Hotels & Resorts, Inc	5
3,704		Brandywine Realty Trust	36
7,811		Brixmor Property Group, Inc	158
4,091		Broadstone Net Lease, Inc	84
552		Brt Realty Trust	12
3,063		Camden Property Trust	412
3,202		CareTrust REIT, Inc	59
1,667		CatchMark Timber Trust, Inc	17
1,043	*	CBL & Associates Properties, Inc	25
9,275		CBRE Group, Inc	683
283		Cedar Realty Trust, Inc	8
460		Centerspace	38
1,449	*	Chatham Lodging Trust	15
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	4
753		Community Healthcare Trust, Inc	27
7,243	*	Compass, Inc	26
2,602		Corporate Office Properties Trust	68
4,434		Cousins Properties, Inc	130
12,229		Crown Castle International Corp	2,059
196		CTO Realty Growth, Inc	12
5,793		CubeSmart	247
3,593	*	Cushman & Wakefield plc	55
7,193	*	DiamondRock Hospitality Co	59
7,984		Digital Realty Trust, Inc	1,037
15,230	*	DigitalBridge Group, Inc	74
7,300		Diversified Healthcare Trust	13
3,543	*	Doma Holdings, Inc	4
2,005		Douglas Elliman, Inc	10
4,303		Douglas Emmett, Inc	96
11,336		Duke Realty Corp	623
1,724		Easterly Government Properties, Inc	33
1,286		EastGroup Properties, Inc	198
3,522		Empire State Realty Trust, Inc	25
2,015		EPR Properties	95
2,571		Equinix, Inc	1,689
3,285	*	Equity Commonwealth	90
5,139		Equity Lifestyle Properties, Inc	362
10,442		Equity Residential	754
3,224		Essential Properties Realty Trust, Inc	69
1,872		Essex Property Trust, Inc	490
1,858	e	eXp World Holdings Inc	22
3,972		Extra Space Storage, Inc	676
967		Farmland Partners, Inc	13
2,191		Federal Realty Investment Trust	210
3,737		First Industrial Realty Trust, Inc	177
400	*	Forestar Group, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,561		Four Corners Property Trust, Inc	$42
4,124		Franklin Street Properties Corp	17
309	*	FRP Holdings, Inc	19
6,257		Gaming and Leisure Properties, Inc	287
1,064		Getty Realty Corp	28
881		Gladstone Commercial Corp	17
815		Gladstone Land Corp	18
1,479		Global Medical REIT, Inc	17
2,475		Global Net Lease, Inc	35
3,913		Healthcare Realty Trust, Inc	106
6,289		Healthcare Trust of America, Inc	176
15,467		Healthpeak Properties Inc	401
1,493	*	Hersha Hospitality Trust	15
2,907		Highwoods Properties, Inc	99
19,934		Host Hotels and Resorts, Inc	313
1,318	*	Howard Hughes Corp	90
3,600		Hudson Pacific Properties	53
5,802		Independence Realty Trust, Inc	120
200		Indus Realty Trust, Inc	12
1,510		Industrial Logistics Properties Trust	21
821		Innovative Industrial Properties, Inc	90
1,587		InvenTrust Properties Corp	41
17,129		Invitation Homes, Inc	609
8,118		Iron Mountain, Inc	395
1,536		iStar Inc	21
3,149		JBG SMITH Properties	74
1,433	*	Jones Lang LaSalle, Inc	251
2,815		Kennedy-Wilson Holdings, Inc	53
3,530		Kilroy Realty Corp	185
16,724		Kimco Realty Corp	331
6,010		Kite Realty Group Trust	104
2,540		Lamar Advertising Co	223
8,135		Lexington Realty Trust	87
2,202		Life Storage, Inc	246
838		LTC Properties, Inc	32
6,081		Macerich Co	53
3,269	*	Mack-Cali Realty Corp	43
569		Marcus & Millichap, Inc	21
16,244		Medical Properties Trust, Inc	248
3,416		Mid-America Apartment Communities, Inc	597
1,067		National Health Investors, Inc	65
5,179		National Retail Properties, Inc	223
2,085		National Storage Affiliates Trust	104
1,788		NETSTREIT Corp	34
4,328		Newmark Group, Inc	42
662		NexPoint Residential Trust, Inc	41
1,714	*	Offerpad Solutions, Inc	4
1,207		Office Properties Income Trust	24
6,327		Omega Healthcare Investors, Inc	178
574		One Liberty Properties, Inc	15
13,469	*,e	Opendoor Technologies, Inc	63
1,597		Orion Office REIT, Inc	18
4,782		Outfront Media, Inc	81
4,579		Paramount Group, Inc	33
7,470		Park Hotels & Resorts, Inc	101
4,334		Pebblebrook Hotel Trust	72
2,989		Phillips Edison & Co, Inc	100
5,940		Physicians Realty Trust	104
3,343		Piedmont Office Realty Trust, Inc	44
628		Plymouth Industrial REIT, Inc	11
1,448		PotlatchDeltic Corp	64
20,650		Prologis, Inc	2,429
529		PS Business Parks, Inc	99
4,410		Public Storage, Inc	1,379
3,743		Rayonier, Inc	140

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

732		Re/Max Holdings, Inc	$18
3,279	*	Realogy Holdings Corp	32
16,554		Realty Income Corp	1,130
3,100	*,e	Redfin Corp	26
5,446		Regency Centers Corp	323
4,204		Retail Opportunities Investment Corp	66
4,303		Rexford Industrial Realty, Inc	248
5,361		RLJ Lodging Trust	59
283		RMR Group, Inc	8
1,611		RPT Realty	16
1,575	*	Ryman Hospitality Properties	120
7,016		Sabra Healthcare REIT, Inc	98
468		Safehold, Inc	17
392		Saul Centers, Inc	18
3,000		SBA Communications Corp	960
990	*	Seritage Growth Properties	5
4,584		Service Properties Trust	24
9,517		Simon Property Group, Inc	903
6,051		SITE Centers Corp	82
1,989	e	SL Green Realty Corp	92
3,189		Spirit Realty Capital, Inc	120
1,023		St. Joe Co	40
4,481		STAG Industrial, Inc	138
7,772		STORE Capital Corp	203
134	*	Stratus Properties, Inc	4
3,928	*	Summit Hotel Properties, Inc	29
3,196		Sun Communities, Inc	509
7,507	*	Sunstone Hotel Investors, Inc	74
2,916		Tanger Factory Outlet Centers, Inc	41
834	*	Tejon Ranch Co	13
1,821		Terreno Realty Corp	102
9,405		UDR, Inc	433
994		UMH Properties, Inc	18
3,786		Uniti Group, Inc	36
294		Universal Health Realty Income Trust	16
3,855		Urban Edge Properties	59
1,188		Urstadt Biddle Properties, Inc (Class A)	19
11,320		Ventas, Inc	582
26,625		VICI Properties, Inc	793
4,805		Vornado Realty Trust	137
2,363		Washington REIT	50
12,746		Welltower, Inc	1,050
4,115	*,e	WeWork, Inc	21
20,965		Weyerhaeuser Co	694
1,293		Whitestone REIT	14
5,105		WP Carey, Inc	423
3,934	*	Xenia Hotels & Resorts, Inc	57
1,844	*	Zillow Group, Inc (Class A)	59
3,952	*,e	Zillow Group, Inc (Class C)	125

		TOTAL REAL ESTATE	38,795

RETAILING - 5.3%
966	*	1-800-FLOWERS.COM, Inc (Class A)	9
1,062		Aaron’s Co, Inc	15
1,704	*	Abercrombie & Fitch Co (Class A)	29
2,150		Academy Sports & Outdoors, Inc	76
1,802		Advance Auto Parts, Inc	312
249,910	*	Amazon.com, Inc	26,543
4,274		American Eagle Outfitters, Inc	48
154	*	America’s Car-Mart, Inc	16
2,460		Arko Corp	20
588	*	Asbury Automotive Group, Inc	100
1,051	*	Autonation, Inc	117
558	*	AutoZone, Inc	1,199

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,685		Bath & Body Works, Inc	$180
2,880	*,e	Bed Bath & Beyond, Inc	14
5,799		Best Buy Co, Inc	378
578		Big 5 Sporting Goods Corp	6
680	e	Big Lots, Inc	14
819	*	Boot Barn Holdings, Inc	56
524		Buckle, Inc	15
326		Build-A-Bear Workshop, Inc	5
1,836	*	Burlington Stores, Inc	250
1,001		Caleres, Inc	26
895	e	Camping World Holdings, Inc	19
4,514	*	CarMax, Inc	408
1,412	*	CarParts.com, Inc	10
3,042	*,e	Carvana Co	69
966		Cato Corp (Class A)	11
3,531	*	Chico’s FAS, Inc	18
389	*	Children’s Place, Inc	15
293	*	Citi Trends, Inc	7
708	*	Conn’s, Inc	6
764	*	Container Store Group, Inc	5
17,189	*	ContextLogic, Inc	28
1,606		Designer Brands, Inc	21
1,452	*	Destination XL Group, Inc	5
1,659	e	Dick’s Sporting Goods, Inc	125
131	e	Dillard’s, Inc (Class A)	29
6,454		Dollar General Corp	1,584
5,833	*	Dollar Tree, Inc	909
7,038	*	DoorDash, Inc	452
404	*	Duluth Holdings, Inc	4
15,757		eBay, Inc	657
3,656	*	Etsy, Inc	268
2,017	*,e	EVgo, Inc	12
1,506	*	Five Below, Inc	171
2,980	*	Floor & Decor Holdings, Inc	188
1,965		Foot Locker, Inc	50
748		Franchise Group, Inc	26
576	*	Funko, Inc	13
1,897	*,e	GameStop Corp (Class A)	232
2,211		Gap, Inc	18
365	*	Genesco, Inc	18
3,885		Genuine Parts Co	517
437		Group 1 Automotive, Inc	74
658	*,e	Groupon, Inc	7
1,619	*,e	GrowGeneration Corp	6
1,358		Guess?, Inc	23
715		Haverty Furniture Cos, Inc	17
547		Hibbett Sports, Inc	24
29,066		Home Depot, Inc	7,972
3,678		Kohl’s Corp	131
487	*	Lands’ End, Inc	5
4,195	*,e	Leslie’s, Inc	64
664	*	Liquidity Services, Inc	9
845		Lithia Motors, Inc (Class A)	232
7,424		LKQ Corp	364
18,684		Lowe’s Companies, Inc	3,264
1,099	*	Lumber Liquidators, Inc	10
8,288		Macy’s, Inc	152
530	*	MarineMax, Inc	19
759		Monro Muffler, Inc	33
522		Murphy USA, Inc	122
2,416	*	National Vision Holdings, Inc	66
2,987		Nordstrom, Inc	63
1,066	*	ODP Corp	32
1,867	*	Ollie’s Bargain Outlet Holdings, Inc	110
266	*	OneWater Marine, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,879	*	O’Reilly Automotive, Inc	$1,187
1,209	*,e	Overstock.com, Inc	30
633		Penske Auto Group, Inc	66
1,980	*	Petco Health & Wellness Co, Inc	29
765	e	PetMed Express, Inc	15
1,111		Pool Corp	390
2,148	*,e	Porch Group, Inc	6
1,197	*	Poshmark, Inc	12
2,851	*	Quotient Technology, Inc	8
8,276		Qurate Retail Group, Inc QVC Group	24
2,401	*,e	RealReal, Inc	6
1,396	*	Rent the Runway, Inc	4
1,859		Rent-A-Center, Inc	36
1,063	*	Revolve Group, Inc	28
507	*	RH	108
9,996		Ross Stores, Inc	702
2,402	*	Sally Beauty Holdings, Inc	29
646		Shoe Carnival, Inc	14
719		Shutterstock, Inc	41
1,368		Signet Jewelers Ltd	73
760	*	Sleep Number Corp	24
479		Sonic Automotive, Inc (Class A)	18
1,434	*	Sportsman’s Warehouse Holdings, Inc	14
1,770	*	Stitch Fix Inc	9
12,883		Target Corp	1,819
1,616	*	ThredUp, Inc	4
432		Tilly’s, Inc	3
33,310		TJX Companies, Inc	1,860
3,189		Tractor Supply Co	618
311	*	TravelCenters of America, Inc	11
1,437	*	Ulta Beauty, Inc	554
1,483	*	Urban Outfitters, Inc	28
2,226	*	Victoria’s Secret & Co	62
3,415	*,e	Volta, Inc	4
2,402	*	Warby Parker, Inc	27
2,236	*,e	Wayfair, Inc	97
2,055		Williams-Sonoma, Inc	228
94		Winmark Corp	18
911	*,e	Xometry, Inc	31
686	*	Zumiez, Inc	18

		TOTAL RETAILING	56,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
1,170	*	ACM Research, Inc	20
45,362	*	Advanced Micro Devices, Inc	3,469
1,144	*	Allegro MicroSystems, Inc	24
844	*	Alpha & Omega Semiconductor Ltd	28
1,114	*	Ambarella, Inc	73
3,306		Amkor Technology, Inc	56
14,665		Analog Devices, Inc	2,142
24,750		Applied Materials, Inc	2,252
534	*,e	Atomera, Inc	5
1,017	*	Axcelis Technologies, Inc	56
1,452	*	AXT, Inc	9
11,225		Broadcom, Inc	5,453
839	*	Ceva, Inc	28
1,702	*	Cirrus Logic, Inc	124
728		CMC Materials, Inc	127
1,495	*	Cohu, Inc	42
1,395	*	Diodes, Inc	90
3,684	*	Enphase Energy, Inc	719
3,887		Entegris, Inc	358
3,071	*	First Solar, Inc	209
2,364	*	Formfactor, Inc	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,663	*	GLOBALFOUNDRIES, Inc	$67
660	*	Ichor Holdings Ltd	17
705	*	Impinj, Inc	41
2,443	*	indie Semiconductor, Inc	14
114,966		Intel Corp	4,301
4,172		KLA Corp	1,331
1,679		Kulicke & Soffa Industries, Inc	72
3,882		Lam Research Corp	1,654
3,496	*	Lattice Semiconductor Corp	170
1,568	*	MACOM Technology Solutions Holdings, Inc	72
23,532		Marvell Technology, Inc	1,024
2,280	*	MaxLinear, Inc	78
14,952		Microchip Technology, Inc	868
31,128		Micron Technology, Inc	1,721
1,516		MKS Instruments, Inc	156
1,283		Monolithic Power Systems, Inc	493
1,345	*	Nanometrics, Inc	94
1,216	*	NeoPhotonics Corp Ltd	19
67,663		NVIDIA Corp	10,257
11,989	*	ON Semiconductor Corp	603
1,181	*	PDF Solutions, Inc	25
1,824	*	Photronics, Inc	36
1,723		Power Integrations, Inc	129
3,026	*	Qorvo, Inc	285
31,492		QUALCOMM, Inc	4,023
3,556	*	Rambus, Inc	76
2,728	*,e	Rockley Photonics Holdings Ltd	6
1,942	*	Semtech Corp	107
1,086	*	Silicon Laboratories, Inc	152
434	*	SiTime Corp	71
4,631		Skyworks Solutions, Inc	429
988	*	SMART Global Holdings, Inc	16
2,299	*,e	SunPower Corp	36
1,111	*	Synaptics, Inc	131
4,246		Teradyne, Inc	380
25,873		Texas Instruments, Inc	3,975
1,266	*	Ultra Clean Holdings	38
1,281		Universal Display Corp	130
1,051	*	Veeco Instruments, Inc	20
3,166	*	Wolfspeed Inc	201

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,694

SOFTWARE & SERVICES - 13.4%
3,462	*	8x8, Inc	18
1,883		A10 Networks, Inc	27
17,803		Accenture plc	4,943
3,560	*	ACI Worldwide, Inc	92
13,265	*	Adobe, Inc	4,856
4,905	*	Affirm Holdings, Inc	89
675	*	Agilysys, Inc	32
4,545	*	Akamai Technologies, Inc	415
1,443	*	Alarm.com Holdings, Inc	89
785	*,e	Alkami Technology, Inc	11
1,317	*	Altair Engineering, Inc	69
1,733	*	Alteryx, Inc	84
3,360		Amdocs Ltd	280
1,091		American Software, Inc (Class A)	18
1,464	*	Amplitude, Inc	21
2,361	*	Ansys, Inc	565
538	*	Appfolio, Inc	49
1,178	*,e	Appian Corp	56
6,361	*,e	AppLovin Corp	219
2,178	*,e	Asana, Inc	38
744	*	Aspen Technology, Inc	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,778	*	Atlassian Corp plc	$708
6,003	*	Autodesk, Inc	1,032
11,754		Automatic Data Processing, Inc	2,469
2,529	*	Avalara, Inc	179
2,583	*	Avaya Holdings Corp	6
2,977	*	AvePoint, Inc	13
3,908	*	AvidXchange Holdings, Inc	24
1,139	*	Benefitfocus, Inc	9
4,603		Bentley Systems, Inc	153
1,735	*	BigCommerce Holdings, Inc	28
2,787	*	Bill.Com Holdings, Inc	306
4,272	*	Black Knight, Inc	279
1,447	*	Blackbaud, Inc	84
1,613	*	Blackline, Inc	107
5,115	*	Blend Labs, Inc	12
14,547	*	Block, Inc	894
3,187	*	Box, Inc	80
1,461		Bread Financial Holdings, Inc	54
1,247	*	Brightcove, Inc	8
3,315		Broadridge Financial Solutions, Inc	473
2,391	*	BTRS Holdings, Inc	12
2,348	*	Bumble, Inc	66
1,740	*	C3.ai, Inc	32
7,589	*	Cadence Design Systems, Inc	1,139
1,535	*	Cantaloupe, Inc	9
576		Cass Information Systems, Inc	19
5,023	*	CCC Intelligent Solutions Holdings, Inc	46
3,349		CDK Global, Inc	183
1,161	*	Cerberus Cyber Sentinel Corp	4
1,164	*	Cerence Inc	29
3,791	*	Ceridian HCM Holding, Inc	178
921	*	ChannelAdvisor Corp	13
3,641		Citrix Systems, Inc	354
1,162	*,e	Cleanspark, Inc	5
1,700	*	Clear Secure, Inc	34
7,836	*	Cloudflare, Inc	343
14,504		Cognizant Technology Solutions Corp (Class A)	979
1,426	*	Commvault Systems, Inc	90
1,240		Concentrix Corp	168
5,536	*	Conduent, Inc	24
3,568	*	Confluent, Inc	83
415	*	Consensus Cloud Solutions, Inc	18
5,446	*	Core Scientific, Inc	8
711	*	Couchbase, Inc	12
2,169	*	Coupa Software, Inc	124
5,919	*	Crowdstrike Holdings, Inc	998
713	*,e	CS Disco, Inc	13
1,113		CSG Systems International, Inc	66
2,581	*,e	Cvent Holding Corp	12
963	*	Cyxtera Technologies, Inc	11
7,266	*	Datadog, Inc	692
574	*,e	Digimarc Corp	8
2,598	*	Digital Turbine, Inc	45
2,085	*	DigitalOcean Holdings, Inc	86
5,594	*	DocuSign, Inc	321
1,762		Dolby Laboratories, Inc (Class A)	126
816	*	Domo, Inc	23
1,439	*	DoubleVerify Holdings, Inc	33
8,354	*	Dropbox, Inc	175
2,214	*	Duck Creek Technologies, Inc	33
6,709	*	DXC Technology Co	203
5,589	*	Dynatrace, Inc	220
5,822	*,e	E2open Parent Holdings, Inc	45
927		Ebix, Inc	16
648	*	eGain Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,086	*	Elastic NV	$141
553	*	Enfusion, Inc	6
742	*	EngageSmart, Inc	12
1,657	*	Envestnet, Inc	87
1,576	*	EPAM Systems, Inc	465
1,402	*	Euronet Worldwide, Inc	141
1,144	*	Everbridge, Inc	32
918	*	EverCommerce, Inc	8
1,923		EVERTEC, Inc	71
1,204	*	Evo Payments, Inc	28
972	*	ExlService Holdings, Inc	143
731	*	Fair Isaac Corp	293
3,179	*	Fastly, Inc	37
17,292		Fidelity National Information Services, Inc	1,585
6,880	*	FireEye, Inc	150
16,689	*	Fiserv, Inc	1,485
2,029	*	Five9, Inc	185
2,168	*	FleetCor Technologies, Inc	455
1,731	*	Flywire Corp	30
18,188	*	Fortinet, Inc	1,029
2,114	*	Gartner, Inc	511
5,012		Genpact Ltd	212
7,828		Global Payments, Inc	866
1,180	*	Globant S.A.	205
4,736	*	GoDaddy, Inc	329
1,385	*	Grid Dynamics Holdings, Inc	23
898	*	GTY Technology Holdings Inc	6
2,614	*	Guidewire Software, Inc	186
1,077		Hackett Group, Inc	20
1,283	*	HubSpot, Inc	386
351	*	I3 Verticals, Inc	9
845	*	Informatica, Inc	18
559	*	Instructure Holdings, Inc	13
224	*,e	Intapp, Inc	3
1,057		InterDigital, Inc	64
25,332		International Business Machines Corp	3,577
677	*	International Money Express Inc	14
7,766		Intuit, Inc	2,993
1,796	*,e	IronNet, Inc	4
2,050		Jack Henry & Associates, Inc	369
1,710	*	Jamf Holding Corp	42
1,951	*	KnowBe4, Inc	30
5,240	*	Kyndryl Holdings, Inc	51
3,363	*,e	Limelight Networks, Inc	8
2,024	*	Liveperson, Inc	29
1,949	*	LiveRamp Holdings, Inc	50
1,818	*	Manhattan Associates, Inc	208
2,859	*,e	Marathon Digital Holdings, Inc	15
11,987	*	Marqeta, Inc	97
24,196		Mastercard, Inc (Class A)	7,633
6,004	*	Matterport, Inc	22
1,947		MAXIMUS, Inc	122
423	*	MeridianLink, Inc	7
210,299		Microsoft Corp	54,011
235	*,e	MicroStrategy, Inc (Class A)	39
1,253	*	Mitek Systems, Inc	12
844	*	Model N, Inc	22
2,446	*	MoneyGram International, Inc	24
1,807	*	MongoDB, Inc	469
1,593	*	N-Able, Inc	14
1,586	*,e	nCino OpCo, Inc	49
3,958	*	NCR Corp	123
1,631	*	New Relic, Inc	82
15,719		NortonLifelock, Inc	345
5,847	*	Nutanix, Inc	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,579	*	Okta, Inc	$324
2,330	*	Olo, Inc	23
678	*	ON24, Inc	6
1,227	*	OneSpan, Inc	15
42,531		Oracle Corp	2,972
2,372	*	Pagerduty, Inc	59
50,923	*	Palantir Technologies, Inc	462
2,675	*	Palo Alto Networks, Inc	1,321
1,831	*	Paya Holdings, Inc	12
9,023		Paychex, Inc	1,027
1,447	*	Paycom Software, Inc	405
1,163	*,e	Paycor HCM, Inc	30
1,125	*	Paylocity Holding Corp	196
5,249	*	Payoneer Global, Inc	21
32,488	*	PayPal Holdings, Inc	2,269
12,074	*,e	Paysafe Ltd	24
1,232		Pegasystems, Inc	59
814	*	Perficient, Inc	75
568	*	PFSweb, Inc	7
2,304	*	Ping Identity Holding Corp	42
1,856	*	Procore Technologies, Inc	84
1,606		Progress Software Corp	73
1,099	*	PROS Holdings, Inc	29
2,773	*	PTC, Inc	295
1,569	*	Q2 Holdings, Inc	60
1,112	*	Qualys, Inc	140
1,424	*,e	Rackspace Technology, Inc	10
1,695	*	Rapid7, Inc	113
2,206	*	Remitly Global, Inc	17
2,014	*	Repay Holdings Corp	26
992	*	Rimini Street, Inc	6
2,462	*	RingCentral, Inc	129
3,178	*,e	Riot Blockchain, Inc	13
2,942		Roper Technologies, Inc	1,161
10,188	*	Sabre Corp	59
2,265	*	SailPoint Technologies Holding, Inc	142
27,030	*	salesforce.com, Inc	4,461
766		Sapiens International Corp NV	19
257	*	SecureWorks Corp	3
4,923	*	SentinelOne, Inc	115
5,622	*	ServiceNow, Inc	2,673
1,262	*	Shift4 Payments, Inc	42
356	*	ShotSpotter, Inc	10
1,592	*	Skillsoft Corp	6
3,616	*	Smartsheet, Inc	114
5,368	*	Snowflake, Inc	746
1,484		SolarWinds Corp	15
4,593	*	Splunk, Inc	406
1,316	*	Sprout Social, Inc	76
1,093	*	SPS Commerce, Inc	124
907	*,e	Squarespace, Inc	19
5,986		SS&C Technologies Holdings, Inc	348
7,953	*	StoneCo Ltd	61
2,378	*	Sumo Logic, Inc	18
3,818	*	SVMK, Inc	34
3,787		Switch, Inc	127
4,289	*	Synopsys, Inc	1,303
1,087	*	Telos Corp	9
2,968	*	Tenable Holdings, Inc	135
2,794	*	Teradata Corp	103
6,226	*	Toast, Inc	81
12,462	*	Trade Desk, Inc	522
541		TTEC Holdings, Inc	37
349	*,e	Tucows, Inc	16
2,008	*	Turing Holding Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,865	*	Twilio, Inc	$408
1,206	*	Tyler Technologies, Inc	401
10,393	*	UiPath, Inc	189
2,160	*	Unisys Corp	26
5,846	*	Unity Software, Inc	215
660	*	Upland Software, Inc	10
1,211	*,e	UserTesting, Inc	6
3,084	*	Varonis Systems, Inc	90
1,365	*	Verint Systems, Inc	58
2,578	*	VeriSign, Inc	431
765	*,e	Veritone, Inc	5
3,457	*	Verra Mobility Corp	54
305	*	Viant Technology, Inc	2
46,257		Visa, Inc (Class A)	9,108
5,880		VMware, Inc (Class A)	670
6,632	*	Vonage Holdings Corp	125
11,536		Western Union Co	190
1,301	*	WEX, Inc	202
1,594	*	Wix.com Ltd	104
1,720	*	WM Technology, Inc	6
5,472	*	Workday, Inc	764
1,379	*	Workiva, Inc	91
2,653		Xperi Holding Corp	38
2,990	*	Yext, Inc	14
3,363	*	Zendesk, Inc	249
7,092	*	Zoom Video Communications, Inc	766
2,300	*	Zscaler, Inc	344
2,992	*	Zuora Inc	27

		TOTAL SOFTWARE & SERVICES	143,861

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
3,738	*	3D Systems Corp	36
521	*	908 Devices, Inc	11
1,592		Adtran, Inc	28
1,075		Advanced Energy Industries, Inc	78
1,335	*	Aeva Technologies, Inc	4
899	*,e	Akoustis Technologies, Inc	3
16,436		Amphenol Corp (Class A)	1,058
429,819	d	Apple, Inc	58,765
6,772	*	Arista Networks, Inc	635
2,522	*	Arlo Technologies, Inc	16
1,781	*	Arrow Electronics, Inc	200
223	*	Aviat Networks, Inc	6
1,182	*	Avid Technology, Inc	31
2,923		Avnet, Inc	125
997		Badger Meter, Inc	81
1,442		Belden CDT, Inc	77
1,361		Benchmark Electronics, Inc	31
1,720	*	Calix, Inc	59
235	*	Cambium Networks Corp	3
176	*	Casa Systems, Inc	1
3,805		CDW Corp	600
4,195	*	Ciena Corp	192
117,384		Cisco Systems, Inc	5,005
365	*	Clearfield, Inc	23
4,963		Cognex Corp	211
682	*	Coherent, Inc	182
6,058	*	CommScope Holding Co, Inc	37
784		Comtech Telecommunications Corp	7
21,095		Corning, Inc	665
716	*,e	Corsair Gaming, Inc	9
1,256		CTS Corp	43
7,447		Dell Technologies, Inc	344
759	*	Digi International, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

369	*	DZS, Inc	$6
1,285	*,e	Eastman Kodak Co	6
863	*	ePlus, Inc	46
2,211	*	Evolv Technologies Holdings, Inc	6
4,038	*	Extreme Networks, Inc	36
1,540	*	F5 Networks, Inc	236
1,106	*	Fabrinet	90
655	*	FARO Technologies, Inc	20
428	*,e	Focus Universal, Inc	5
3,142	*	Harmonic, Inc	27
35,905		Hewlett Packard Enterprise Co	476
29,079		HP, Inc	953
447	*	Identiv, Inc	5
2,872	*,e	II-VI, Inc	146
5,792	*	Infinera Corp	31
2,359	*,e	Inseego Corp	4
967	*	Insight Enterprises, Inc	83
3,256	*	IonQ, Inc	14
1,022	*	IPG Photonics Corp	96
1,329	*	Itron, Inc	66
4,143		Jabil Inc	212
8,971		Juniper Networks, Inc	256
4,963	*	Keysight Technologies, Inc	684
1,038	*	Kimball Electronics, Inc	21
3,025	*	Knowles Corp	52
3,049	*,e	Lightwave Logic, Inc	20
741		Littelfuse, Inc	188
1,893	*	Lumentum Holdings, Inc	150
1,398		Methode Electronics, Inc	52
4,688	*,e	Microvision, Inc	18
3,110	*	Mirion Technologies, Inc	18
4,569		Motorola Solutions, Inc	958
856	*	Napco Security Technologies, Inc	18
4,043		National Instruments Corp	126
6,356		NetApp, Inc	415
962	*	Netgear, Inc	18
2,211	*	Netscout Systems, Inc	75
1,072	*	nLight, Inc	11
1,083	*	Novanta, Inc	131
810	*	Ondas Holdings, Inc	4
673	*	OSI Systems, Inc	57
3,455	*,e	Ouster, Inc	6
675	*,e	PAR Technology Corp	25
430		PC Connection, Inc	19
1,066	*	Plantronics, Inc	42
884	*	Plexus Corp	69
7,668	*	Pure Storage, Inc	197
2,205	*	Ribbon Communications, Inc	7
512	*	Rogers Corp	134
1,891	*	Sanmina Corp	77
958	*	Scansource, Inc	30
3,094	*,e	SmartRent, Inc	14
1,358	*	Super Micro Computer, Inc	55
1,240		SYNNEX Corp	113
1,275	*	Teledyne Technologies, Inc	478
6,706	*	Trimble Inc	390
3,576	*	TTM Technologies, Inc	45
379	*	Turtle Beach Corp	5
180	e	Ubiquiti, Inc	45
1,943	*	Velodyne Lidar, Inc	2
1,951	*	Viasat, Inc	60
7,253	*	Viavi Solutions, Inc	96
4,516		Vishay Intertechnology, Inc	80
398	*	Vishay Precision Group, Inc	12
4,816		Vontier Corp	111

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,745	*	Western Digital Corp	$392
2,578		Xerox Holdings Corp	38
1,393	*	Zebra Technologies Corp (Class A)	409

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,371

TELECOMMUNICATION SERVICES - 1.3%
410	*	Anterix, Inc	17
202,002		AT&T, Inc	4,234
373		ATN International, Inc	17
669	*	Bandwidth Inc	13
1,393	*	Charge Enterprises, Inc	7
1,375		Cogent Communications Group, Inc	84
2,586	*	Consolidated Communications Holdings, Inc	18
1,375	*	EchoStar Corp (Class A)	27
6,554	*	Frontier Communications Parent, Inc	154
18,045	*,e	Globalstar, Inc	22
1,217	*	Gogo, Inc	20
521	*	IDT Corp (Class B)	13
3,657	*	Iridium Communications, Inc	137
1,581	*	Liberty Latin America Ltd (Class A)	12
5,022	*	Liberty Latin America Ltd (Class C)	39
28,983		Lumen Technologies, Inc	316
661	*	Ooma, Inc	8
1,833	*	Radius Global Infrastructure, Inc	28
1,561		Shenandoah Telecom Co	35
2,915		Telephone & Data Systems, Inc	46
16,764	*	T-Mobile US, Inc	2,255
444	*	US Cellular Corp	13
118,255		Verizon Communications, Inc	6,001

		TOTAL TELECOMMUNICATION SERVICES	13,516

TRANSPORTATION - 1.8%
2,138	*	Air Transport Services Group, Inc	61
3,317	*	Alaska Air Group, Inc	133
393	*	Allegiant Travel Co	44
269		Amerco, Inc	129
19,189	*	American Airlines Group, Inc	243
719		ArcBest Corp	51
798	*	Atlas Air Worldwide Holdings, Inc	49
856	*	Avis Budget Group, Inc	126
1,241	*	Blade Air Mobility, Inc	6
3,387		CH Robinson Worldwide, Inc	343
693	*	Copa Holdings S.A. (Class A)	44
1,032		Costamare, Inc	13
452		Covenant Transportation Group, Inc	11
60,600		CSX Corp	1,761
763	*	Daseke, Inc	5
18,828	*	Delta Air Lines, Inc	545
393		Eagle Bulk Shipping, Inc	20
4,468		Expeditors International of Washington, Inc	435
6,781		FedEx Corp	1,537
902		Forward Air Corp	83
349	*,e	Frontier Group Holdings, Inc	3
791		Genco Shipping & Trading Ltd	15
3,539		Golden Ocean Group Ltd	41
2,887	*	GXO Logistics, Inc	125
1,825	*	Hawaiian Holdings, Inc	26
1,188		Heartland Express, Inc	17
6,486	*	Hertz Global Holdings, Inc	103
1,111	*	Hub Group, Inc (Class A)	79
2,448		JB Hunt Transport Services, Inc	386
9,060	*	JetBlue Airways Corp	76
7,073	*	Joby Aviation, Inc	35
1,943	*	Kirby Corp	118

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,439		Knight-Swift Transportation Holdings, Inc	$206
990		Landstar System, Inc	144
8,428	*	Lyft, Inc (Class A)	112
2,242		Marten Transport Ltd	38
1,000		Matson, Inc	73
6,657		Norfolk Southern Corp	1,513
2,839		Old Dominion Freight Line	728
1,449	*	Radiant Logistics, Inc	11
1,259		Ryder System, Inc	89
1,798		Safe Bulkers, Inc	7
741	*	Saia, Inc	139
1,714		Schneider National, Inc	38
1,416	*	Skywest, Inc	30
17,192	*	Southwest Airlines Co	621
3,099	*	Spirit Airlines, Inc	74
295	*	Sun Country Airlines Holdings, Inc	5
3,773	*,e	TuSimple Holdings, Inc	27
53,321	*	Uber Technologies, Inc	1,091
17,680		Union Pacific Corp	3,771
8,627	*	United Airlines Holdings Inc	306
20,670		United Parcel Service, Inc (Class B)	3,773
200		Universal Logistics Holdings Inc	5
1,875		Werner Enterprises, Inc	72
4,164	*	Wheels Up Experience, Inc	8
2,690	*	XPO Logistics, Inc	130

		TOTAL TRANSPORTATION	19,674

UTILITIES - 3.0%
19,708		AES Corp	414
1,489		Allete, Inc	87
7,056		Alliant Energy Corp	413
925	*,e	Altus Power, Inc	6
7,109		Ameren Corp	642
14,600		American Electric Power Co, Inc	1,401
773		American States Water Co	63
5,050		American Water Works Co, Inc	751
366		Artesian Resources Corp	18
3,550		Atmos Energy Corp	398
2,225		Avangrid, Inc	103
1,516		Avista Corp	66
1,598		Black Hills Corp	116
2,918	e	Brookfield Infrastructure Corp	124
3,901		Brookfield Renewable Corp	139
1,070		California Water Service Group	59
16,876		Centerpoint Energy, Inc	499
640		Chesapeake Utilities Corp	83
1,290		Clearway Energy, Inc (Class A)	41
2,243		Clearway Energy, Inc (Class C)	78
8,112		CMS Energy Corp	548
10,001		Consolidated Edison, Inc	951
8,858		Constellation Energy Corp	507
22,485		Dominion Energy, Inc	1,794
5,388		DTE Energy Co	683
21,844		Duke Energy Corp	2,342
10,947		Edison International	692
5,749		Entergy Corp	648
6,923		Essential Utilities Inc	317
6,427		Evergy, Inc	419
9,766		Eversource Energy	825
28,246		Exelon Corp	1,280
15,230		FirstEnergy Corp	585
349		Global Water Resources, Inc	5
2,788		Hawaiian Electric Industries, Inc	114
1,455		Idacorp, Inc	154

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

899		MGE Energy, Inc	$70
644		Middlesex Water Co	56
1,899	*	Montauk Renewables, Inc	19
2,568		National Fuel Gas Co	170
2,338		New Jersey Resources Corp	104
55,332		NextEra Energy, Inc	4,286
11,482		NiSource, Inc	339
1,124		Northwest Natural Holding Co	60
1,255		NorthWestern Corp	74
6,138		NRG Energy, Inc	234
5,229		OGE Energy Corp	202
1,679		ONE Gas, Inc	136
1,235		Ormat Technologies, Inc	97
920		Otter Tail Corp	62
45,263	*,b	PG&E Corp	452
2,918		Pinnacle West Capital Corp	213
1,917		PNM Resources, Inc	92
2,243		Portland General Electric Co	108
20,646		PPL Corp	560
13,633		Public Service Enterprise Group, Inc	863
626	*	Pure Cycle Corp	7
8,888		Sempra Energy	1,336
678		SJW Corp	42
3,214		South Jersey Industries, Inc	110
29,855		Southern Co	2,129
1,744		Southwest Gas Holdings Inc	152
1,343		Spire, Inc	100
2,817	*	Sunnova Energy International, Inc	52
5,691		UGI Corp	220
534		Unitil Corp	31
1,417		Via Renewables, Inc	11
12,615		Vistra Energy Corp	288
8,890		WEC Energy Group, Inc	895
15,399		Xcel Energy, Inc	1,090
490		York Water Co	20

		TOTAL UTILITIES	32,045

		TOTAL COMMON STOCKS	1,056,920

		(Cost $384,650)
RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
95	e	Nabors Industries Ltd	3

		TOTAL ENERGY	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc			$0
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			3

		(Cost $0^)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.1%
$ 12,050,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/22	12,050

		TOTAL GOVERNMENT AGENCY DEBT			12,050

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
5,287,984	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540		5,288

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,288

		TOTAL SHORT-TERM INVESTMENTS			17,338

		(Cost $17,338)
		TOTAL INVESTMENTS - 100.4%			1,074,261
		(Cost $401,988)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(4,553)

		NET ASSETS - 100.0%			$1,069,708

REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $6,207,405.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	56	09/16/22	$10,734	$10,610	$(124)

A10943-C 8/22

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

13(a)(2)(i) Section  302 certification of the principal executive officer

13(a)(2)(ii) Section  302 certification of the principal financial officer

13(b) Section  906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 16, 2022	By:	/s/Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2022	By:	/s/Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer
(principal executive officer)

Dated: August 16, 2022	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)